UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1700 Merrill Lynch Drive, Pennington, NJ	08534
(Address of principal executive offices)	(Zip code)

Lori M. Salvo 1700 Merrill Lynch Drive Pennington, NJ 08534
(Name and address of agent for service)

Registrant's telephone number, including area code:	609-274-5392

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 101.0%
Consumer Discretionary — 4.3%
Automobiles — 0.4%
Harley-Davidson, Inc.	461	$17,195

Internet & Catalog Retail — 0.2%
HSN, Inc. *	482	5,307
Ticketmaster *	482	5,172
		10,479
Multiline Retail — 1.0%
JC Penney Co., Inc.	654	21,805
Kohl’s Corp. *	477	21,980
		43,785
Specialty Retail — 2.7%
Best Buy Co., Inc.	1,084	40,650
J. Crew Group, Inc. *	1,217	34,770
Lowe’s Cos., Inc.	2,002	47,427
		122,847
Total Consumer Discretionary		194,306

Consumer Staples — 13.6%
Beverages — 2.1%
Coca-Cola Enterprises, Inc.	5,720	95,924

Food & Staples Retailing — 6.1%
CVS Caremark Corp.	1,360	45,778
Kroger Co. (The)	3,858	106,018
Wal-Mart Stores, Inc.	2,125	127,266
		279,062
Food Products — 4.7%
Archer-Daniels-Midland Co.	2,661	58,303
Campbell Soup Co.	1,414	54,580
Kraft Foods, Inc.	3,137	102,737
		215,620
Household Products — 0.7%
Clorox Co.	470	29,464
Total Consumer Staples		620,070

Energy — 11.0%
Energy Equipment & Services — 2.6%
Halliburton Co.	563	18,236
Schlumberger Ltd.	1,247	97,378
		115,614
Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	848	69,943
Devon Energy Corp.	476	43,411
El Paso Corp.	4,892	62,422
EOG Resources, Inc.	366	32,742
Exxon Mobil Corp.	1,199	93,114
Hess Corp.	519	42,600
XTO Energy, Inc.	848	39,449
		383,681
Total Energy		499,295

Financials — 32.1%
Capital Markets — 6.3%
Bank Of New York Mellon Corp. (The)	5,733	186,781
Charles Schwab Corp. (The)	1,955	50,830

Franklin Resources, Inc.	249	21,944
Goldman Sachs Group, Inc. (The)	200	25,600
		285,155
Commercial Banks — 13.1%
BB&T Corp.	3,216	121,565
Fifth Third Bancorp.	2,389	28,429
PNC Financial Services Group, Inc.	1,575	117,652
SunTrust Banks, Inc.	700	31,493
U.S. Bancorp	1,793	64,584
Wells Fargo & Co.	6,224	233,587
		597,310
Consumer Finance — 1.8%
Capital One Financial Corp.	1,637	83,487

Diversified Financial Services — 6.8%
JPMorgan Chase & Co.	5,764	269,179
Moody’s Corp.	1,132	38,488
		307,667
Insurance — 3.1%
Ace Ltd.	396	21,436
AON Corp.	2,621	117,840
		139,276
Real Estate Investment Trusts (REITs) — 1.0%
Annaly Capital Management, Inc. REIT	3,500	47,075

Thrifts & Mortgage Finance — 0.0%
Tree.com, Inc. *	80	386
Total Financials		1,460,356

Health Care — 13.0%
Biotechnology — 1.4%
Amgen, Inc. *	1,039	61,581

Health Care Equipment & Supplies — 4.6%
Becton Dickinson & Co.	634	50,885
Boston Scientific Corp. *	8,341	102,344
Covidien Ltd.	1,080	58,061
		211,290
Pharmaceuticals — 7.0%
Abbott Laboratories	2,468	142,107
Allergan, Inc.	175	9,013
Teva Pharmaceutical Industries Ltd., ADR	2,425	111,041
Wyeth	1,519	56,112
		318,273
Total Health Care		591,144

Industrials — 10.7%
Air Freight & Logistics — 0.8%
United Parcel Service, Inc. (Class B)	562	35,344

Airlines — 0.6%
Delta Air Lines, Inc.*	3,592	26,760

Building Products — 0.5%
Masco Corp.	1,300	23,322

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	1,777	55,958

Electrical Equipment — 0.8%
Emerson Electric Co.	932	38,016

Industrial Conglomerates — 3.4%
General Electric Co.	5,985	152,618

Machinery — 2.2%
Caterpillar, Inc.	364	21,694
Eaton Corp.	1,355	76,124
		97,818
Road & Rail — 1.2%
Hertz Global Holdings, Inc.*	7,370	55,791
Total Industrials		485,627

Information Technology — 10.3%
Communications Equipment — 1.9%
Corning, Inc.	1,427	22,318
Qualcomm, Inc.	1,471	63,209
		85,527
Computers & Peripherals — 1.5%
Hewlett-Packard Co.	1,462	67,603

Internet Software & Services — 0.4%
IAC/InterActiveCorp *	1,206	20,864

IT Services — 1.0%
Western Union Co. (The)	1,853	45,713

Software — 5.5%
Adobe Systems, Inc. *	835	32,957
Microsoft Corp.	4,265	113,833
Oracle Corp. *	5,089	103,358
		250,148
Total Information Technology		469,855

Materials — 2.0%
Chemicals — 1.6%
Monsanto Co.	234	23,161
Praxair, Inc.	694	49,788
		72,949
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	276	15,690
Total Materials		88,639

Telecommunication Services — 1.9%
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	3,167	88,423

Utilities — 2.1%
Electric Utilities — 1.0%
Progress Energy, Inc.	1,058	45,631

Multi-Utilities — 1.1%
PG&E Corp.	1,275	47,749
Total Utilities		93,380

Total Common Stocks (Cost—$4,747,988)		4,591,095

Principal
Amount
Short-Term Securities — 1.8%
Repurchase Agreement ** — 1.8%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $82,451 (Cost—$82,448)	$82,448	82,448

Total Investments — 102.8% (Cost $4,830,436)	4,673,543
Liabilities in Excess of Other Assets — (2.8)%	(126,029)
Net Assets — 100.0%	$4,547,514

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 94.6%
Consumer Discretionary — 9.7%
Automobiles — 1.6%
Harley-Davidson, Inc.	720	$26,856

Diversified Consumer Services — 1.6%
H&R Block, Inc.	1,190	27,072

Media — 5.8%
Comcast Corp. (Class A Non-Voting)	3,210	63,301
Grupo Televisa SA ADR	360	7,873
News Corp. (Class A)	2,130	25,539
		96,713
Specialty Retail — 0.7%
Bed Bath & Beyond, Inc. *	365	11,465
Total Consumer Discretionary		162,106

Consumer Staples — 16.2%
Beverages — 1.7%
Diageo PLC, ADR	410	28,232

Food & Staples Retailing — 7.5%
Costco Wholesale Corp.	1,420	92,201
CVS Caremark Corp.	985	33,155
		125,356
Household Products — 1.7%
Procter & Gamble Co.	420	29,270

Tobacco — 5.3%
Altria Group, Inc.	1,310	25,990
Philip Morris International, Inc.	1,310	63,011
		89,001
Total Consumer Staples		271,859

Energy — 20.8%
Energy Equipment & Services — 1.3%
Transocean, Inc. *	194	21,309

Oil, Gas & Consumable Fuels — 19.5%
Canadian Natural Resources Ltd.	480	32,861
ConocoPhillips	1,150	84,237
Devon Energy Corp.	770	70,224
EOG Resources, Inc.	750	67,095
Occidental Petroleum Corp.	1,050	73,973
		328,390
Total Energy		349,699

Financials — 32.2%
Capital Markets — 2.5%
Ameriprise Financial, Inc.	380	14,516
Bank Of New York Mellon Corp. (The)	870	28,345
		42,861

Commercial Banks — 3.7%
Wachovia Corp.	323	1,131
Wells Fargo & Co.	1,640	61,549
		62,680
Consumer Finance — 4.4%
American Express Co.	2,070	73,340

Diversified Financial Services — 7.6%
Citigroup, Inc.	510	10,460
JPMorgan Chase & Co.	2,160	100,872
Moody’s Corp.	460	15,640
		126,972
Insurance — 14.0%
American International Group, Inc.	2,030	6,760
AON Corp.	430	19,333
Berkshire Hathaway, Inc., (Class B)*	22	96,690
Loews Corp.	1,340	52,916
Progressive Corp. (The)	2,270	39,498
Transatlantic Holdings, Inc.	380	20,653
		235,850
Total Financials		541,703

Health Care — 3.1%
Health Care Equipment & Supplies — 0.6%
Covidien Ltd.	175	9,408

Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	380	18,727
Express Scripts, Inc. *	120	8,858
UnitedHealth Group, Inc.	570	14,472
		42,057
Total Health Care		51,465

Industrials — 2.1%
Commercial Services & Supplies — 1.6%
Iron Mountain, Inc. *	1,125	27,461

Industrial Conglomerates — 0.5%
Tyco International Ltd.	235	8,230
Total Industrials		35,691

Information Technology — 6.9%
Computers & Peripherals — 1.5%
Dell, Inc. *	870	14,338
Hewlett-Packard Co.	220	10,173
		24,511
Electronic Equipment & Instruments — 1.5%
Agilent Technologies, Inc. *	540	16,016
Tyco Electronics Ltd.	315	8,713
		24,729
Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	810	17,415

Software — 2.9%
Microsoft Corp.	1,820	48,576
Total Information Technology		115,231

Materials — 3.1%
Construction Materials — 0.9%
Vulcan Materials Co.	210	15,645

Containers & Packaging — 2.2%
Sealed Air Corp.	1,670	36,723
Total Materials		52,368

Telecommunication Services — 0.5%
Wireless Telecommunication Services — 0.5%
Sprint Nextel Corp.	1,480	9,028

Total Common Stocks (Cost—$1,753,768)		1,589,150

	Principal
	Amount
Short-Term Securities — 6.2%
Repurchase Agreement ** — 6.2%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $103,835 (Cost—$103,831)	$103,831	103,831

Total Investments — 100.8% (Cost $1,857,599)		1,692,981
Liabilities in Excess of Other Assets — (0.8)%		(13,042)
Net Assets — 100.0%		$1,679,939

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR— American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Equity Dividend Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.1%
Consumer Discretionary — 1.9%
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	670	$41,339

Media — 0.6%
CBS Corp. (Class B)	1,300	18,954
Total Consumer Discretionary		60,293

Consumer Staples — 11.6%
Beverages — 1.6%
Diageo plc, ADR	760	52,334

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	690	41,324

Food Products — 2.0%
Unilever N.V., ADR	2,220	62,515

Household Products — 5.5%
Clorox Co.	680	42,629
Kimberly-Clark Corp.	620	40,201
Procter & Gamble Co.	1,370	95,475
		178,305
Tobacco — 1.2%
Philip Morris International, Inc.	800	38,480
Total Consumer Staples		372,958

Energy — 21.2%
Energy Equipment & Services — 4.3%
Diamond Offshore Drilling, Inc.	560	57,714
Halliburton Co.	770	24,940
Schlumberger Ltd.	730	57,006
		139,660
Oil, Gas & Consumable Fuels — 16.9%
BP plc, ADR	590	29,600
Cameco Corp.	1,240	27,664
Chevron Corp.	1,010	83,305
ConocoPhillips	680	49,810
Consol Energy , Inc.	730	33,500
Enbridge, Inc.	670	25,520
Exxon Mobil Corp.	1,370	106,394
Marathon Oil Corp.	990	39,471
Occidental Petroleum Corp.	730	51,429
Peabody Energy Corp.	650	29,250
Total SA, ADR	1,100	66,748
		542,691
Total Energy		682,351

Financials — 17.8%
Capital Markets — 0.5%
Morgan Stanley	700	16,100

Commercial Banks — 6.2%
Bank of Nova Scotia	880	40,515
U.S. Bancorp	1,260	45,385
Wells Fargo & Co.	3,030	113,716
		199,616
Diversified Financial Services — 7.2%
Bank of America Corp.	2,580	90,300
Citigroup, Inc.	2,040	41,840
JPMorgan Chase & Co.	2,120	99,004
		231,144
Insurance — 3.9%
Chubb Corp.	770	42,273
Lincoln National Corp.	580	24,830
Travelers Cos., Inc. (The)	1,300	58,760
		125,863
Total Financials		572,723

Health Care — 4.2%
Pharmaceuticals — 4.2%
Abbott Laboratories	770	44,337
Bristol-Myers Squibb Co.	1,650	34,402
Merck & Co., Inc.	820	25,879
Pfizer, Inc.	1,620	29,873
Total Health Care		134,491

Industrials — 11.0%
Aerospace & Defense — 6.2%
General Dynamics Corp.	780	57,423
Northrop Grumman Corp.	540	32,692
Raytheon Co.	1,170	62,607
United Technologies Corp.	750	45,045
		197,767
Industrial Conglomerates — 2.2%
General Electric Co.	2,790	71,145

Machinery — 2.6%
Caterpillar, Inc.	670	39,932
Deere & Co.	910	45,045
		84,977
Total Industrials		353,889

Information Technology — 2.8%
Computers & Peripherals — 2.8%
Hewlett-Packard Co.	940	43,466
International Business Machines Corp.	400	46,784
Total Information Technology		90,250

Materials — 13.0%
Chemicals — 5.0%
E.l. Du Pont de Nemours & Co.	1,650	66,495
Praxair, Inc.	570	40,892
Rohm & Haas Co.	790	55,300
		162,687
Metals & Mining — 5.7%
BHP Billiton Ltd., ADR	1,800	93,582
Rio Tinto plc, ADR	360	89,820
		183,402
Paper & Forest Products — 2.3%
MeadWestvaco Corp.	1,220	28,438
Weyerhaeuser Co.	770	46,647
		75,085
Total Materials		421,174

Telecommunication Services — 5.8%
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	2,610	72,871
Verizon Communications, Inc.	2,680	86,001
		158,872
Wireless Telecommunication Services — 0.9%
Vodafone Group plc, ADR	1,240	27,404
Total Telecommunication Services		186,276

Utilities — 9.8%
Electric Utilities — 7.1%
Exelon Corp.	750	46,965
FirstEnergy Corp.	690	46,223
FPL Group, Inc.	910	45,773
Northeast Utilities	890	22,829
PPL Corp.	640	23,693
Southern Co.	1,150	43,343
		228,826
Gas Utilities — 0.7%
Equitable Resources, Inc.	630	23,109

Multi-Utilities — 2.0%
Dominion Resources, Inc.	720	30,802
Sempra Energy	700	35,329
		66,131
Total Utilities		318,066

Total Common Stocks (Cost—$3,456,367)		3,192,471

	Principal
	Amount
Short-Term Securities — 1.5%
Repurchase Agreement ** — 1.5%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $43,391 (Cost—$48,389)	$48,389	48,389

Total Investments — 100.6% (Cost $3,504,756)		3,240,860
Liabilities in Excess of Other Assets — (0.6)%		(18,250)
Net Assets — 100.0%		$3,222,610

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.7%
Consumer Discretionary — 5.6%
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	294	$18,140

Media — 2.6%
McGraw-Hill Cos., Inc. (The)	524	16,563
News Corp. (Class A)	1,519	18,213
		34,776
Multiline Retail — 1.6%
Target Corp.	434	21,288
Total Consumer Discretionary		74,204

Consumer Staples — 26.1%
Beverages — 9.0%
Anheuser-Busch Cos., Inc.	291	18,880
Coca-Cola Co. (The)	905	47,856
Fomento Economico Mexicano SAB de CV, ADR	330	12,586
PepsiCo, Inc.	580	41,337
		120,659
Food & Staples Retailing — 4.2%
SYSCO Corp.	389	11,993
Wal-Mart Stores, Inc.	266	15,931
Walgreen Co.	896	27,740
		55,664
Food Products — 2.4%
Nestle SA, ADR (Registered)	747	32,084

Household Products — 3.7%
Procter & Gamble Co.	716	49,898

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The)	330	16,470

Tobacco — 5.6%
Altria Group, Inc.	1,213	24,066
Philip Morris International, Inc.	1,043	50,168
		74,234
Total Consumer Staples		349,009

Energy — 20.9%
Energy Equipment & Services — 3.6%
Halliburton Co.	407	13,183
National Oilwell Varco, Inc. *	195	9,795
Transocean, Inc. *	133	14,608
Weatherford International Ltd. *	392	9,855
		47,441
Oil, Gas & Consumable Fuels — 17.3%
BP PLC, ADR	248	12,442
Chevron Corp.	389	32,085
ConocoPhillips	549	40,214
Exxon Mobil Corp.	944	73,311
Occidental Petroleum Corp.	230	16,204
Patriot Coal Corp. *	52	1,511
Peabody Energy Corp.	248	11,160
Royal Dutch Shell plc, ADR	391	23,073
Total SA, ADR	355	21,541
		231,541
Total Energy		278,982

Financials — 8.1%
Capital Markets — 1.5%
Ameriprise Financial, Inc.	172	6,570
Franklin Resources, Inc.	100	8,813
Morgan Stanley	225	5,175
		20,558
Commercial Banks — 1.5%
HSBC Holdings plc, ADR	243	19,642

Consumer Finance — 1.2%
American Express Co.	450	15,944

Diversified Financial Services — 2.8%
Bank of America Corp.	580	20,300
JPMorgan Chase & Co.	380	17,746
		38,046
Insurance — 1.1%
Prudential Financial, Inc.	196	14,112
Total Financials		108,302

Health Care — 10.0%
Health Care Equipment & Supplies — 1.7%
Intuitive Surgical, Inc. *	50	12,049
Medtronic, Inc.	209	10,471
		22,520
Pharmaceuticals — 8.3%
Abbott Laboratories	529	30,460
Eli Lilly & Co.	241	10,611
Johnson & Johnson	696	48,219
Merck & Co., Inc.	295	9,310
Novo-Nordisk A/S	250	12,800
		111,400
Total Health Care		133,920

Industrials — 10.3%
Aerospace & Defense — 2.7%
General Dynamics Corp.	190	13,988
United Technologies Corp.	357	21,441
		35,429
Construction & Engineering — 0.8%
Fluor Corp.	200	11,140

Electrical Equipment — 2.2%
ABB Ltd. ADR	541	10,495
Emerson Electric Co.	454	18,519
		29,014
Industrial Conglomerates — 3.7%
General Electric Co.	1,644	41,922
McDermott International, Inc. *	290	7,410
		49,332
Machinery — 0.9%
Caterpillar, Inc.	205	12,218
Total Industrials		137,133

Information Technology — 12.2%
Communications Equipment — 4.1%
Cisco Systems, Inc. *	1,404	31,674
Corning, Inc.	550	8,602
Qualcomm, Inc.	348	14,954
		55,230
Computers & Peripherals — 1.1%
Apple, Inc. *	130	14,776

IT Services — 1.3%
Automatic Data Processing, Inc.	396	16,929

Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp.	1,370	25,660
Microchip Technology, Inc.	236	6,945
Texas Instruments, Inc.	625	13,438
		46,043
Software — 2.2%
Microsoft Corp.	1,117	29,812
Total Information Technology		162,790

Materials — 2.8%
Chemicals — 1.1%
Praxair, Inc.	210	15,065

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	150	8,528
Rio Tinto plc, ADR	57	14,221
		22,749
Total Materials		37,814

Utilities — 1.7%
Electric Utilities — 1.7%
Entergy Corp.	130	11,571
Exelon Corp.	180	11,272
Total Utilities		22,843

Total Common Stocks (Cost—$1,343,074)		1,304,997

	Principal
	Amount
Short-Term Securities — 3.1%
Repurchase Agreement ** — 3.1%
Nomura Securities International, Inc., 1.37%, dated 9/30/08, due 10/01/08, total to be received $41,557 (Cost—$41,555)	$41,555	41,555

Total Investments — 100.8% (Cost $1,384,629)		1,346,552
Liabilities in Excess of Other Assets — (0.8)%		(10,245)
Net Assets —100.0%		$1,336,307

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 101.5%
Consumer Discretionary — 14.6%
Auto Components — 3.1%
BorgWarner, Inc.	210	$6,882
Johnson Controls, Inc.	383	11,616
		18,498
Automobiles — 2.0%
Toyota Motor Corp., ADR	135	11,583

Hotels, Restaurants & Leisure — 1.1%
Wynn Resorts Ltd.	78	6,368

Household Durables — 3.2%
D.R. Horton, Inc.	885	11,523
Newell Rubbermaid, Inc.	420	7,249
		18,772
Internet & Catalog Retail — 3.2%
Amazon.Com, Inc.*	255	18,554

Textiles, Apparel & Luxury Goods — 2.0%
Polo Ralph Lauren Corp.	175	11,662
Total Consumer Discretionary		85,437

Consumer Staples — 7.9%
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	140	9,090

Food Products — 3.3%
Bunge Ltd.	70	4,423
Kellogg Co.	265	14,866
		19,289
Personal Products — 3.0%
Estee Lauder Cos., Inc. (The)	355	17,718
Total Consumer Staples		46,097

Energy — 5.8%
Energy Equipment & Services — 1.9%
Schlumberger Ltd.	140	10,933

Oil, Gas & Consumable Fuels — 3.9%
Denbury Resources, Inc.*	580	11,043
Occidental Petroleum Corp.	165	11,624
		22,667
Total Energy		33,600

Financials — 14.6%
Capital Markets — 4.9%
Charles Schwab Corp. (The)	653	16,978
TD Ameritrade Holding Corp.*	700	11,340
		28,318
Diversified Financial Services — 9.7%
Bank of America Corp.	350	12,250
CME Group, Inc.	35	13,003
JPMorgan Chase & Co.	360	16,812
Nasdaq Stock Market, Inc. (The) *	480	14,674
		56,739
Total Financials		85,057

Health Care — 11.5%
Biotechnology — 4.2%
Celgene Corp. *	160	10,125
Gilead Sciences, Inc. *	320	14,585
		24,710
Health Care Providers & Services — 2.7%
McKesson Corp.	170	9,148
Medco Health Solutions, Inc.*	150	6,750
		15,898
Life Sciences Tools & Services — 4.6%
Illumina, Inc. *	370	14,996
Thermo Fisher Scientific, Inc.*	215	11,825
		26,821
Total Health Care		67,429

Industrials — 10.1%
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	95	10,419

Airlines — 1.9%
AMR Corp. *	1,155	11,342

Construction & Engineering — 3.2%
Fluor Corp.	155	8,633
Shaw Group, Inc. (The) *	330	10,141
		18,774
Electrical Equipment — 1.2%
Cooper Industries Ltd. (Class A)	170	6,792

Heavy Electrical Equipment — 2.0%
ABB Ltd., ADR	610	11,834
Total Industrials		59,161

Information Technology — 28.2%
Communications Equipment — 10.3%
Corning, Inc.	595	9,306
JDS Uniphase Corp.*	1,132	9,577
Juniper Networks, Inc. *	838	17,657
Qualcomm, Inc.	555	23,848
		60,388
Computers & Peripherals — 4.3%
Apple, Inc. *	112	12,730
NetApp, Inc. *	675	12,305
		25,035
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc. *	1,347	7,072
Lam Research Corp. *	310	9,762
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	680	6,371
		23,205
Software — 9.6%
Activision Blizzard, Inc. *	950	14,658
Electronic Arts, Inc. *	420	15,536
Red Hat, Inc. *	900	13,563
Salesforce.com, Inc. *	255	12,342
		56,099
Total Information Technology		164,727

Materials — 2.4%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	108	7,397
Praxair, Inc.	95	6,815
Total Materials		14,212

Telecommunication Services — 4.1%
Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	395	12,676

Wireless Telecommunication Services — 1.9%
Sprint Nextel Corp.	1,835	11,193
Total Telecommunication Services		23,869

Utilities — 2.3%
Electric Utilities — 2.3%
Exelon Corp.	210	13,150

Total Common Stocks (Cost—$686,869)		592,739

	Principal
	Amount
Short-Term Securities — 0.4%
Repurchase Agreement ** — 0.4%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $2,492 (Cost—$2,492)	$2,492	2,492

Total Investments — 101.9% (Cost $689,361)		595,231
Liabilities in Excess of Other Assets — (1.9)%		(11,312)
Net Assets — 100.0%		$583,919

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Loomis Sayles Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 95.2%
Consumer Discretionary — 11.2%
Hotels, Restaurants & Leisure — 2.6%
McDonald’s Corp.	205	$12,648

Internet & Catalog Retail — 3.5%
Amazon.Com, Inc.*	178	12,951
priceline.com, Inc. *	57	3,901
		16,852
Multiline Retail — 1.2%
Kohl’s Corp. *	123	5,668

Specialty Retail — 3.9%
Gamestop Corp. (Class A) *	105	3,592
Lowe’s Cos., Inc.	351	8,315
Urban Outfitters, Inc. *	213	6,789
		18,696
Total Consumer Discretionary		53,864

Consumer Staples — 5.5%
Beverages — 1.5%
PepsiCo, Inc.	105	7,483

Food & Staples Retailing — 4.0%
Wal-Mart Stores, Inc.	320	19,165
Total Consumer Staples		26,648

Energy — 8.5%
Energy Equipment & Services — 2.7%
Transocean, Inc. *	119	13,071

Oil, Gas & Consumable Fuels — 5.8%
EOG Resources, Inc.	52	4,652
PetroHawk Energy Corp. *	180	3,893
Southwestern Energy Co. *	254	7,757
XTO Energy, Inc.	245	11,398
		27,700
Total Energy		40,771

Financials — 7.8%
Capital Markets — 6.4%
Charles Schwab Corp. (The)	629	16,354
T. Rowe Price Group, Inc.	270	14,502
		30,856
Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	138	6,444
Total Financials		37,300

Health Care — 14.5%
Biotechnology — 4.3%
Celgene Corp. *	102	6,455
Genzyme Corp. *	88	7,118
Gilead Sciences, Inc. *	160	7,293
		20,866
Health Care Equipment & Supplies — 7.1%
Covidien Ltd.	187	10,053
Intuitive Surgical, Inc. *	37	8,916
Medtronic, Inc.	161	8,066
St. Jude Medical, Inc. *	159	6,915
		33,950

Life Sciences Tools & Services — 3.1%
Covance, Inc. *	68	6,012
Illumina, Inc. *	214	8,673
		14,685
Total Health Care		69,501

Industrials — 8.7%
Construction & Engineering — 1.5%
Fluor Corp.	129	7,185

Electrical Equipment — 2.4%
First Solar, Inc. *	60	11,335

Machinery — 2.5%
Cummins, Inc.	108	4,722
Flowserve Corp.	83	7,368
		12,090
Road & Rail — 2.3%
CSX Corp.	205	11,187
Total Industrials		41,797

Information Technology — 35.2%
Communications Equipment — 4.4%
Qualcomm, Inc.	493	21,184

Computers & Peripherals — 9.2%
Apple, Inc. *	149	16,936
Hewlett-Packard Co.	213	9,849
International Business Machines Corp.	147	17,193
		43,978
Electronic Equipment & Instruments — 2.0%
Amphenol Corp. (Class A)	241	9,674

Internet Software & Services — 3.5%
Google, Inc. (Class A) *	42	16,822

IT Services — 6.1%
Mastercard, Inc. (Class A)	45	7,980
Visa, Inc., (Class A)	226	13,874
Western Union Co. (The)	302	7,450
		29,304
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	629	11,781

Software — 7.5%
Activision Blizzard, Inc. *	606	9,351
McAfee, Inc. *	180	6,113
Oracle Corp. *	742	15,070
Symantec Corp. *	280	5,482
		36,016
Total Information Technology		168,759

Materials — 3.8%
Chemicals — 3.8%
Monsanto Co.	186	18,410

Total Common Stocks (Cost—$518,508)		457,050

	Principal
	Amount
Short-Term Securities — 2.0%
Repurchase Agreement ** — 2.0%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $9,359 (Cost—$9,359)	$9,359	9,359

Total Investments — 97.2% (Cost $527,867)		466,409
Other Assets Less Liabilities — 2.8%		13,582
Net Assets — 100.0%		$479,991

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Rittenhouse Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.5%
Consumer Discretionary — 11.3%
Media — 4.1%
McGraw-Hill Cos., Inc. (The)	2,400	$75,864
Walt Disney Co. (The)	2,800	85,932
		161,796
Multiline Retail — 1.7%
Kohl’s Corp. *	1,450	66,816

Specialty Retail — 1.8%
Staples, Inc.	3,250	73,125

Textiles, Apparel & Luxury Goods — 3.7%
Coach, Inc. *	2,700	67,608
Nike, Inc. (Class B)	1,195	79,945
		147,553
Total Consumer Discretionary		449,290

Consumer Staples — 12.2%
Beverages — 2.8%
PepsiCo, Inc.	1,560	111,181

Food & Staples Retailing — 2.3%
Walgreen Co.	2,900	89,784

Food Products — 1.1%
Archer-Daniels-Midland Co.	2,100	46,011

Household Products — 3.7%
Procter & Gamble Co.	2,100	146,349

Personal Products — 2.3%
Estee Lauder Cos., Inc. (The)	1,800	89,838
Total Consumer Staples		483,163

Energy — 11.4%
Energy Equipment & Services — 3.8%
Halliburton Co.	2,090	67,695
Schlumberger Ltd.	1,030	80,433
		148,128
Oil, Gas & Consumable Fuels — 7.6%
Apache Corp.	630	65,696
Occidental Petroleum Corp.	1,350	95,108
Total SA, ADR	1,100	66,748
XTO Energy, Inc.	1,600	74,432
		301,984
Total Energy		450,112

Financials — 3.1%
Capital Markets — 1.7%
State Street Corp.	1,200	68,256

Consumer Finance — 1.4%
American Express Co.	1,605	56,865
Total Financials		125,121

Health Care — 15.9%
Biotechnology — 5.5%
Celgene Corp. *	1,710	108,209
Gilead Sciences, Inc. *	2,400	109,392
		217,601
Health Care Equipment & Supplies — 4.1%
Baxter International, Inc.	1,400	91,882

Zimmer Holdings, Inc. *	1,070	69,079
		160,961
Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.*	1,700	93,500

Pharmaceuticals — 3.9%
Abbott Laboratories	2,720	156,618
Total Health Care		628,680

Industrials — 11.5%
Aerospace & Defense — 2.6%
United Technologies Corp.	1,700	102,102

Electrical Equipment — 3.6%
Emerson Electric Co.	1,950	79,540
Rockwell Automation, Inc.	1,700	63,478
		143,018
Industrial Conglomerates — 3.0%
General Electric Co.	2,410	61,455
Textron, Inc.	1,900	55,632
		117,087
Machinery — 2.3%
ITT Corp.	1,665	92,591
Total Industrials		454,798

Information Technology — 27.7%
Communications Equipment — 8.7%
Cisco Systems, Inc. *	7,305	164,801
Nokia OYJ, ADR	3,390	63,223
Qualcomm, Inc.	2,740	117,738
		345,762
Computers & Peripherals — 3.9%
International Business Machines Corp.	1,310	153,218

Semiconductors & Semiconductor Equipment — 5.1%
Intel Corp.	6,550	122,681
Texas Instruments, Inc.	3,700	79,550
		202,231
Software — 10.0%
Electronic Arts, Inc. *	2,115	78,234
Microsoft Corp.	7,200	192,168
Oracle Corp. *	6,100	123,891
		394,293
Total Information Technology		1,095,504

Materials — 3.4%
Chemicals — 2.0%
Monsanto Co.	800	79,184

Metals & Mining — 1.4%
BHP Billiton Ltd., ADR	1,100	57,189
Total Materials		136,373

Total Common Stocks (Cost—$4,072,486)		3,823,041

	Principal
	Amount
Short-Term Securities — 1.6%
Repurchase Agreement ** — 1.6%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $62,165 (Cost—$62,163)	$62,163	62,163

Total Investments — 98.1% (Cost $4,134,649)		3,885,204
Other Assets Less Liabilities — 1.9%		74,165
Net Assets — 100.0%		$3,959,369

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 89.8%
Consumer Discretionary — 17.0%
Hotels, Restaurants & Leisure — 11.8%
Las Vegas Sands Corp.*	19,332	$698,079
McDonald’s Corp.	69,992	4,318,506
Wynn Resorts Ltd.	14,048	1,146,879
Yum! Brands, Inc.	37,276	1,215,570
		7,379,034
Multiline Retail — 1.1%
Target Corp.	13,776	675,713

Specialty Retail — 2.7%
Lowe’s Cos., Inc.	72,794	1,724,490

Textiles, Apparel & Luxury Goods — 1.4%
Nike, Inc. (Class B)	13,331	891,844
Total Consumer Discretionary		10,671,081

Consumer Staples — 4.9%
Beverages — 0.5%
Heineken NV, ADR	14,557	291,140

Food & Staples Retailing — 4.4%
Costco Wholesale Corp.	20,483	1,329,961
CVS Caremark Corp.	43,310	1,457,815
		2,787,776
Total Consumer Staples		3,078,916

Energy — 7.0%
Energy Equipment & Services — 4.9%
Cameron International Corp.*	14,338	552,587
FMC Technologies, Inc. *	4,393	204,494
Schlumberger Ltd.	13,947	1,089,121
Transocean, Inc. *	11,383	1,250,309
		3,096,511
Oil, Gas & Consumable Fuels — 2.1%
Petroleo Brasileiro SA, ADR	29,353	1,290,064
Total Energy		4,386,575

Financials — 13.8%
Capital Markets — 4.0%
Goldman Sachs Group, Inc. (The)	16,329	2,090,112
Morgan Stanley	16,610	382,030
		2,472,142
Commercial Banks — 6.3%
U.S. Bancorp	41,398	1,491,156
Wells Fargo & Co.	64,880	2,434,946
		3,926,102
Diversified Financial Services — 3.5%
Bank of America Corp.	63,297	2,215,395
Total Financials		8,613,639

Health Care — 6.4%
Biotechnology — 6.4%
Genentech, Inc. *	30,092	2,668,559
Gilead Sciences, Inc. *	29,897	1,362,705
Total Health Care		4,031,264

Industrials — 17.0%
Aerospace & Defense — 7.3%
General Dynamics Corp.	22,157	1,631,198
Lockheed Martin Corp.	23,115	2,535,022
Precision Castparts Corp.	5,460	430,139
		4,596,359
Construction & Engineering — 2.3%
Jacobs Engineering Group, Inc.*	26,802	1,455,617

Road & Rail — 7.4%
CSX Corp.	7,214	393,668
Norfolk Southern Corp.	23,101	1,529,517
Union Pacific Corp.	37,884	2,695,826
		4,619,011
Total Industrials		10,670,987

Information Technology — 11.4%
Communications Equipment — 2.4%
Qualcomm, Inc.	33,972	1,459,777

Computers & Peripherals — 3.4%
Apple, Inc. *	18,796	2,136,353

IT Services — 5.6%
Mastercard, Inc. (Class A)	11,996	2,127,251
Visa, Inc. (Class A)	22,650	1,390,483
		3,517,734
Total Information Technology		7,113,864

Materials — 9.3%
Chemicals — 9.3%
Air Products & Chemicals, Inc.	20,382	1,395,963
Monsanto Co.	23,556	2,331,573
Potash Corp. of Saskatchewan	4,077	538,205
Praxair, Inc.	21,387	1,534,303
Total Materials		5,800,044

Telecommunication Services — 3.0%
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV, ADR	25,314	1,173,557
China Mobile Ltd., ADR	14,025	702,372
Total Telecommunication Services		1,875,929

Total Common Stocks (Cost—$58,067,714)		56,242,299

	Principal Amount
Short-Term Securities — 15.9%
Repurchase Agreement ** — 15.9%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $9,915,867 (Cost—$9,915,490)	$9,915,490	9,915,490

Total Investments — 105.7% (Cost $67,983,204)		66,157,789
Liabilities in Excess of Other Assets — (5.7)%		(3,543,163)
Net Assets — 100.0%		$62,614,626

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Allianz NFJ Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.5%
Consumer Discretionary — 12.3%
Automobiles — 2.7%
Harley-Davidson, Inc.	900	$33,570

Household Durables — 4.9%
Black & Decker Corp.	500	30,375
Whirlpool Corp.	400	31,716
		62,091
Leisure Equipment & Products — 2.4%
Mattel, Inc.	1,700	30,668

Specialty Retail — 2.3%
Limited Brands, Inc.	1,700	29,444
Total Consumer Discretionary		155,773

Consumer Staples — 7.2%
Food & Staples Retailing — 2.4%
SUPERVALU, Inc.	1,400	30,380

Food Products — 2.1%
Corn Products International, Inc.	800	25,824

Tobacco — 2.7%
Reynolds American, Inc.	700	34,034
Total Consumer Staples		90,238

Energy — 7.6%
Energy Equipment & Services — 2.7%
Tidewater, Inc.	600	33,216

Oil, Gas & Consumable Fuels — 4.9%
Cimarex Energy Co.	700	34,237
Nexen, Inc.	1,200	27,876
		62,113
Total Energy		95,329

Financials — 24.2%
Commercial Banks — 2.2%
Associated Banc-Corp.	1,400	27,930

Insurance — 14.3%
Genworth Financial, Inc.	2,300	19,803
Lincoln National Corp.	700	29,967
Mercury General Corp.	600	32,850
Protective Life Corp.	1,000	28,510
Reinsurance Group of America, Inc (Class A)	600	32,400
RenaissanceRe Holdings Ltd.	700	36,400
		179,930
Real Estate Investment Trusts (REITs) — 7.7%
Annaly Capital Management, Inc. REIT	2,300	30,935
Duke Realty Corp. REIT	1,300	31,954
Hospitality Properties Trust REIT	1,660	34,063
		96,952
Total Financials		304,812

Health Care — 2.6%
Pharmaceuticals — 2.6%
Biovail Corp.	3,300	32,241

Industrials — 16.2%
Commercial Services & Supplies — 5.4%
Avery Dennison Corp.	800	35,584
RR Donnelley & Sons Co.	1,300	31,889
		67,473
Machinery — 5.2%
Ingersoll-Rand Co. Ltd. (Class A)	1,000	31,170
Parker Hannifin Corp.	650	34,450
		65,620
Professional Services — 2.7%
Manpower, Inc.	800	34,528

Road & Rail — 2.9%
Ryder Systems, Inc.	600	37,200
Total Industrials		204,821

Information Technology — 6.9%
Computers & Peripherals — 2.2%
Seagate Technology	2,300	27,876

Electronic Equipment & Instruments — 2.3%
Jabil Circuit, Inc.	3,000	28,620

Office Electronics — 2.4%
Xerox Corp.	2,600	29,978
Total Information Technology		86,474

Materials — 7.4%
Chemicals — 2.7%
PPG Industries, Inc.	600	34,992

Containers & Packaging — 2.6%
Sonoco Products Co.	1,100	32,648

Metals & Mining — 2.1%
Teck Cominco Ltd. (Class B)	900	26,208
Total Materials		93,848

Telecommunication Services — 5.2%
Diversified Telecommunication Services — 5.2%
CenturyTel, Inc.	900	32,985
Windstream Corp.	3,000	32,820
Total Telecommunication Services		65,805

Utilities — 8.9%
Electric Utilities — 1.3%
Edison International	400	15,960

Gas Utilities — 2.7%
Atmos Energy Corp.	1,300	34,606

Multi-Utilities — 4.9%
NiSource, Inc.	2,100	30,996
SCANA Corp.	800	31,144
		62,140
Total Utilities		112,706

Total Common Stocks (Cost—$1,489,688)		1,242,047

	Principal
	Amount
Short-Term Securities — 2.0%
Repurchase Agreement ** — 2.0%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $25,508 (Cost—$25,507)	$25,507	25,507

Total Investments — 100.5% (Cost $1,515,195)		1,267,554
Liabilities in Excess of Other Assets — (0.5)%		(6,845)
Net Assets — 100.0%		$1,260,709

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 94.9%
Consumer Discretionary — 17.9%
Diversified Consumer Services — 1.5%
ITT Educational Services, Inc. *	160	$12,946

Hotels, Restaurants & Leisure — 2.7%
Burger King Holdings, Inc.	480	11,789
Yum! Brands, Inc.	380	12,392
		24,181
Household Durables — 1.3%
Snap-On, Inc.	210	11,059

Media — 1.3%
John Wiley & Sons, Inc. (Class A)	290	11,730

Multiline Retail — 2.8%
Dollar Tree, Inc. *	410	14,907
Family Dollar Stores, Inc.	430	10,191
		25,098
Specialty Retail — 8.3%
Advance Auto Parts, Inc.	330	13,088
Gamestop Corp. (Class A) *	350	11,974
Ross Stores, Inc.	300	11,043
Tiffany & Co.	310	11,011
TJX Cos., Inc.	410	12,513
Urban Outfitters, Inc. *	430	13,704
		73,333
Total Consumer Discretionary		158,347

Consumer Staples — 7.7%
Beverages — 1.2%
Central European Distribution Corp. *	230	10,444

Food & Staples Retailing — 1.5%
BJ’S Wholesale Club, Inc. *	350	13,601

Food Products — 2.4%
Bunge Ltd.	140	8,845
H.J. Heinz Co.	250	12,493
		21,338
Household Products — 1.3%
Church & Dwight Co., Inc.	180	11,176

Personal Products — 1.3%
Herbalife Ltd.	300	11,856
Total Consumer Staples		68,415

Energy — 9.2%
Energy Equipment & Services — 6.1%
Dresser Rand Group, Inc. *	340	10,700
FMC Technologies, Inc. *	240	11,172
Helmerich & Payne, Inc.	270	11,661
Noble Corp.	250	10,975
Pride International, Inc. *	330	9,771
		54,279
Oil, Gas & Consumable Fuels — 3.1%
Cimarex Energy Co.	240	11,738
Southwestern Energy Co. *	270	8,246
Walter Industries, Inc.	150	7,118
		27,102
Total Energy		81,381

Financials — 9.9%
Capital Markets — 2.7%
Janus Capital Group, Inc.	460	11,169
Northern Trust Corp.	170	12,274
		23,443
Diversified Financial Services — 1.3%
Nasdaq Stock Market, Inc. (The) *	390	11,922

Insurance — 4.4%
Arch Capital Group Ltd. *	190	13,876
PartnerRe Ltd.	160	10,894
Unum Group	570	14,307
		39,077
Thrifts & Mortgage Finance — 1.5%
Hudson City Bancorp, Inc.	710	13,100
Total Financials		87,542

Health Care — 11.8%
Health Care Equipment & Supplies — 6.8%
C.R. Bard, Inc.	130	12,333
Dentsply International, Inc.	340	12,764
St. Jude Medical, Inc. *	290	12,612
Teleflex, Inc.	180	11,428
Varian Medical Systems, Inc. *	190	10,855
		59,992
Health Care Providers & Services — 2.5%
Omnicare, Inc.	420	12,084
Universal Health Services, Inc. (Class B)	180	10,085
		22,169
Life Sciences Tools & Services — 2.5%
Invitrogen Corp. *	310	11,718
Waters Corp.*	180	10,472
		22,190
Total Health Care		104,351

Industrials — 14.4%
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc. *	140	13,152

Commercial Services & Supplies — 1.3%
Brink’s Co (The)	190	11,594

Construction & Engineering — 2.0%
Fluor Corp.	140	7,798
Foster Wheeler Ltd.*	270	9,750
		17,548
Electrical Equipment — 1.4%
Ametek, Inc.	290	11,823

Machinery — 7.0%
AGCO Corp. *	250	10,652
Flowserve Corp.	80	7,102
Gardner Denver, Inc.*	330	11,458
Joy Global, Inc.	280	12,639
SPX Corp.	120	9,240
Timken Co.	390	11,056
		62,147
Road & Rail — 1.2%
Kansas City Southern *	240	10,646
Total Industrials		126,910

Information Technology — 18.0%
Computers & Peripherals — 1.4%
Brocade Communications Systems, Inc. *	2,090	12,164

Electronic Equipment & Instruments — 3.7%
Amphenol Corp. (Class A)	330	13,246
Dolby Laboratories, Inc. (Class A) *	300	10,557
Trimble Navigation Ltd. *	340	8,792
		32,595

IT Services — 5.5%
Affiliated Computer Services, Inc. (Class A) *	250	12,658
Hewitt Associates, Inc. (Class A) *	410	14,941
Metavante Technologies, Inc. *	590	11,363
SAIC, Inc. *	480	9,710
		48,672
Semiconductors & Semiconductor Equipment — 6.2%
Altera Corp.	700	14,476
Broadcom Corp. (Class A) *	550	10,246
Marvell Technology Group Ltd. *	990	9,207
National Semiconductor Corp.	550	9,466
ON Semiconductor Corp. *	1,650	11,154
		54,549
Software — 1.2%
Activision Blizzard, Inc. *	688	10,616
Total Information Technology		158,596

Materials — 3.8%
Chemicals — 2.9%
CF Industries Holdings, Inc.	80	7,317
FMC Corp.	220	11,306
Terra Industries, Inc.	230	6,762
		25,385
Metals & Mining — 0.9%
AK Steel Holding Corp.	300	7,776
Total Materials		33,161

Telecommunication Services — 1.0%
Wireless Telecommunication Services — 1.0%
NII Holdings, Inc. *	240	9,101

Utilities — 1.2%
Gas Utilities — 1.2%
Energen Corp.	230	10,414

Total Common Stocks (Cost—$955,448)		838,218

	Principal
	Amount
Short-Term Securities — 5.7%
Repurchase Agreement ** — 5.7%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $50,280 (Cost—$50,278)	$50,278	50,278

Total Investments — 100.6% (Cost $1,005,726)		888,496
Liabilities in Excess of Other Assets — (0.6)%		(5,456)
Net Assets — 100.0%		$883,040

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.4%
Consumer Discretionary — 11.4%
Hotels, Restaurants & Leisure — 3.1%
Bob Evans Farms, Inc.	2,450	$66,860

Household Durables — 3.0%
Hooker Furniture Corp.	3,650	64,787

Specialty Retail — 4.3%
Golfsmith International Holdings, Inc. *	7,309	19,515
Pacific Sunwear Of California *	10,950	73,694
		93,209
Textiles, Apparel & Luxury Goods — 1.0%
Fossil, Inc. *	750	21,173
Total Consumer Discretionary		246,029

Consumer Staples — 9.0%
Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	1,550	46,763

Food Products — 1.7%
Smithfield Foods, Inc. *	2,284	36,270

Household Products — 3.6%
WD-40 Co.	2,150	77,249

Personal Products — 1.6%
Elizabeth Arden, Inc. *	1,750	34,353
Total Consumer Staples		194,635

Energy — 7.7%
Energy Equipment & Services — 1.8%
Acergy SA, ADR	3,927	39,506

Oil, Gas & Consumable Fuels — 5.9%
Approach Resources, Inc. *	2,225	32,173
Bill Barrett Corp.*	1,000	32,110
Cano Petroleum, Inc. *	3,500	8,085
Warren Resources, Inc. *	5,500	54,890
		127,258
Total Energy		166,764

Financials — 7.8%
Insurance — 6.9%
Aspen Insurance Holdings Ltd.	2,950	81,125
PMA Capital Corp. (Class A) *	2,450	21,609
Tower Group, Inc.	1,950	45,942
		148,676
Real Estate Investment Trusts (REITs) — 0.9%
Anthracite Capital, Inc. REIT	3,850	20,636
Total Financials		169,312

Health Care — 7.4%
Health Care Providers & Services — 3.8%
Community Health Systems, Inc. *	2,100	61,551
Skilled Healthcare Group, Inc. *	1,300	20,657
		82,208
Pharmaceuticals — 3.6%
Sepracor, Inc. *	4,200	76,902
Total Health Care		159,110

Industrials — 26.9%
Building Products — 5.9%
Gibraltar Industries, Inc.	2,900	54,259
Griffon Corp. *	8,071	72,800
		127,059
Electrical Equipment — 7.0%
Acuity Brands, Inc.	1,100	45,936
Belden, Inc.	2,000	63,580
General Cable Corp. *	1,150	40,974
		150,490
Machinery — 11.3%
Albany International Corp.	2,050	56,026
Kadant, Inc.*	2,050	46,678
Kennametal, Inc.	1,750	47,460
Lincoln Electric Holdings, Inc.	350	22,509
RBC Bearings, Inc.*	650	21,899
Sauer-Danfoss, Inc.	2,000	49,380
		243,952
Road & Rail — 2.7%
Marten Transport Ltd. *	3,050	59,506
Total Industrials		581,007

Information Technology — 11.0%
Communications Equipment — 2.0%
CommScope, Inc. *	1,250	43,300

Computers & Peripherals — 1.0%
Quantum Corp. *	21,000	22,050

Electronic Equipment & Instruments — 3.5%
GSI Group, Inc. *	9,000	31,770
Keithley Instruments, Inc.	5,250	43,943
		75,713
Semiconductors & Semiconductor Equipment — 4.5%
Mattson Technology, Inc. *	6,900	32,637
Standard Micosystems Corp. *	2,550	63,699
		96,336
Total Information Technology		237,399

Materials — 16.2%
Chemicals — 1.0%
Ferro Corp.	1,100	22,110

Containers & Packaging — 2.6%
Temple-Inland, Inc.	3,650	55,699

Metals & Mining — 0.7%
Century Aluminum Co. *	575	15,922

Paper & Forest Products — 11.9%
AbitibiBowater, Inc. *	2,912	11,270
Buckeye Technologies, Inc. *	4,000	32,760
Domtar Corp. *	6,900	31,740
Glatfelter	2,000	27,080
Sappi Ltd., ADR	6,550	65,500
Wausau Paper Corp.	8,634	87,462
		255,812
Total Materials		349,543

Total Common Stocks (Cost—$2,736,358)		2,103,799

Principal
Amount
Short-Term Securities — 1.4%
Repurchase Agreement ** — 1.4%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $24,498 (Cost—$29,497)	$29,497	29,497

Total Investments — 98.8% (Cost $2,765,855)	2,133,296
Other Assets Less Liabilities — 1.2%	25,432
Net Assets — 100.0%	$2,158,728

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.6%
Consumer Discretionary — 9.1%
Hotels, Restaurants & Leisure — 4.0%
Red Robin Gourmet Burgers, Inc.*	400	$10,720
Texas Roadhouse, Inc. (Class A)*	1,600	14,384
Wynn Resorts Ltd.	200	16,328
		41,432
Specialty Retail — 3.6%
Gymboree Corp.*	400	14,200
J. Crew Group, Inc.*	600	17,142
Pacific Sunwear Of California*	900	6,058
		37,400
Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.*	700	16,121
Total Consumer Discretionary		94,953

Energy — 8.9%
Energy Equipment & Services — 8.9%
CARBO Ceramics, Inc.	350	18,063
CIE Generale De Geophysique-Veritas, ADR*	306	9,728
Core Laboratories NV	200	20,264
Helix Energy Solutions Group, Inc.*	400	9,712
North American Energy Partners, Inc.*	900	9,333
T-3 Energy Services, Inc.*	400	14,848
Tesco Corp.*	500	10,470
Total Energy		92,418

Financials — 5.6%
Capital Markets — 2.7%
Investment Technology Group, Inc.*	600	18,258
Waddell & Reed Financial, Inc.	400	9,900
		28,158
Commercial Banks — 0.7%
Webster Financial Corp.	300	7,575

Diversified Financial Services — 0.9%
Nasdaq Stock Market, Inc. (The)*	300	9,171

Insurance — 1.3%
Hanover Insurance Group, Inc. (The)	300	13,656
Total Financials		58,560

Health Care — 28.5%
Biotechnology — 13.9%
Cepheid, Inc.*	600	8,298
Isis Pharmaceuticals, Inc.*	1,200	20,268
Medarex, Inc.*	2,700	17,469
Onyx Pharmaceuticals, Inc.*	200	7,236
OSI Pharmaceuticals, Inc.*	600	29,574
United Therapeutics Corp.*	500	52,585
Zymogenetics, Inc.*	1,400	9,324
		144,754
Health Care Equipment & Supplies — 7.9%
Align Technology, Inc.*	1,100	11,913
Conceptus, Inc.*	800	13,264

Hologic, Inc. *	400	7,732
Immucor, Inc. *	400	12,784
Wright Medical Group, Inc. *	1,200	36,528
		82,221
Health Care Providers & Services — 2.6%
Emergency Medical Services Corp. *	900	26,892

Life Sciences Tools & Services — 1.0%
Affymetrix, Inc.*	1,400	10,836

Pharmaceuticals — 3.1%
Cardiome Pharma Corp. *	1,400	10,640
Sepracor, Inc. *	1,200	21,972
		32,612
Total Health Care		297,315

Industrials — 15.4%
Aerospace & Defense — 1.5%
Hexcel Corp. *	1,100	15,059

Commercial Services & Supplies — 2.8%
Cenveo, Inc.*	1,200	9,228
EnergySolutions, Inc.	600	6,000
Geo Group, Inc. (The) *	700	14,147
		29,375
Machinery — 8.2%
Bucyrus International, Inc.	500	22,340
Colfax Corp. *	500	8,355
Dynamic Materials Corp.	500	11,605
Middleby Corp. *	300	16,293
Titan Industries Ltd. *	800	16,648
Trinity Industries, Inc.	400	10,292
		85,533
Road & Rail — 2.9%
J.B. Hunt Transport Services, Inc.	900	30,033
Total Industrials		160,000

Information Technology — 29.4%
Communications Equipment — 1.8%
F5 Networks, Inc. *	800	18,704

Computers & Peripherals — 2.6%
Data Domain, Inc. *	1,200	26,724

Electronic Equipment & Instruments — 4.4%
Itron, Inc. *	300	26,559
Mettler Toledo International, Inc. *	200	19,600
		46,159
Internet Software & Services — 4.6%
Ariba, Inc. *	1,600	22,608
Omniture, Inc.*	1,400	25,704
		48,312
Semiconductors & Semiconductor Equipment — 6.8%
Atheros Communications, Inc. *	700	16,506
Cavium Networks, Inc. *	1,000	14,080
Microsemi Corp.*	1,200	30,576
Silicon Laboratories, Inc.*	300	9,210
		70,372
Software — 9.2%
Concur Technologies, Inc. *	400	15,304

Informatica Corp. *	1,300	16,887
Salesforce.com, Inc. *	300	14,520
Solera Holdings, Inc. *	1,100	31,592
Taleo Corp. (Class A) *	900	17,901
		96,204
Total Information Technology		306,475

Materials — 0.7%
Metals & Mining — 0.7%
Carpenter Technology Corp.	300	7,695

Total Common Stocks (Cost—$1,054,079)		1,017,416

No.of
Rights
Rights — 0.0%
Health Care — 0.0%
Life Sciences Tools & Services — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 06/30/11 *
(Cost—$0)	500	325

	Principal
	Amount
Short-Term Securities — 4.7%
Repurchase Agreement ** — 4.7%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $48,938 (Cost—$48,936)	$48,936	48,936

Total Investments 102.3%
(Cost $1,103,015)		1,066,677
Liabilities in Excess of Other Assets — (2.3)%		(23,880)
Net Assets — 100.0%		$1,042,797

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lazard International Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 93.6%
Canada — 2.7%
Telus Corp.	2,040	$72,542

Finland — 2.3%
Nokia OYJ, ADR	3,320	61,918

France — 9.6%
GDF Suez, ADR*	1,574	80,274
Groupe Danone, ADR	3,025	42,622
Sanofi-Aventis, ADR	1,760	57,851
Total SA, ADR	1,320	80,098
		260,845
Germany — 7.7%
Adidas AG, ADR	1,550	41,137
Allianz SE, ADR	2,805	38,456
E.ON AG, ADR	1,759	88,126
Siemens AG, ADR	447	41,969
		209,688
Italy — 4.3%
ENI S.p.A., ADR	1,705	90,280
Intesa Sanpaolo S.p.A., ADR	860	28,208
		118,488
Japan — 6.7%
Canon, Inc., ADR	2,190	82,672
Hoya Corp., ADR	1,390	27,397
Sumitomo Mitsui Financial Group, Inc., ADR	11,930	73,131
		183,200
Netherlands — 4.0%
Heineken NV, ADR	1,350	27,000
Royal Dutch Shell plc, ADR	1,370	80,844
		107,844
Singapore — 4.8%
DBS Group Holdings Ltd., ADR	925	42,735
Singapore Telecommunications Ltd., ADR	3,945	88,565
		131,300
Spain — 1.1%
Banco Santander SA, ADR	1,950	29,289

Sweden — 2.0%
Telefonaktiebolaget LM Ericsson, ADR	5,700	53,751

Switzerland — 15.6%
Nestle SA, ADR (Registered)	1,832	78,685
Novartis AG, ADR	2,750	145,310
Roche Holding AG, ADR	1,394	107,756
Zurich Financial Services AG, ADR	3,320	92,296
		424,047
United Kingdom — 32.8%
BAE Systems plc, ADR	3,255	96,022
BG Group plc, ADR	420	37,800
BP plc, ADR	1,570	78,767
British American Tobacco plc, ADR	1,400	86,800
Diageo plc, ADR	1,310	90,207
GlaxoSmithKline plc, ADR	1,510	65,625
HSBC Holdings plc, ADR	373	30,150
Imperial Tobacco Group plc, ADR	1,535	102,077
Prudential plc, ADR	2,845	52,348
Tesco plc, ADR	1,400	29,190
Unilever plc, ADR	3,685	100,269
Vodafone Group plc, ADR	5,495	121,439
		890,694
Total Common Stocks (Cost—$2,881,313)		2,543,606

	Principal
	Amount
Short-Term Securities — 5.1%
Repurchase Agreement ** — 5.1%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $140,100 (Cost—$140,095)	$140,095	140,095

Total Investments — 98.7%
(Cost $3,021,408)		2,683,701
Other Assets Less Liabilities — 1.3%		34,294
Net Assets — 100.0%		$2,717,995

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.9%
Australia — 1.9%
BHP Billiton Ltd.	1,401	$36,245
Rio Tinto Ltd.	98	6,603
		42,848
Belgium — 0.7%
Dexia SA	966	10,552
Fortis	983	6,220
		16,772
Brazil — 2.1%
Cia Vale do Rio Doce, ADR	1,130	21,639
Petroleo Brasileiro SA, ADR	606	26,634
		48,273
Egypt — 0.2%
Orascom Construction Industries, GDR	41	4,762

Finland — 1.6%
Nokia OYJ	1,925	35,904

France — 13.6%
Accor SA	351	18,746
AXA SA	1,257	41,147
BNP Paribas	486	46,392
Cie de Saint-Gobain	307	15,881
GDF Suez	315	16,388
Imerys SA	261	14,996
Lafarge SA	251	26,427
Pernod-Ricard SA	265	23,344
Sanofi-Aventis SA	383	25,181
Suez Environnement SA *	82	2,019
Total SA	1,338	81,283
		311,804
Germany — 8.9%
Bayer AG	450	32,957
Deutsche Post AG	979	20,426
E.ON AG	1,128	56,780
Linde AG	158	16,872
RWE AG	100	9,534
SAP AG	451	24,020
Siemens AG (Registered)	338	31,527
Symrise AG	604	10,255
		202,371
Greece — 0.6%
Piraeus Bank SA	628	13,076

Hong Kong — 1.3%
China Mobile Ltd.	500	5,009

Esprit Holdings Ltd.	2,200	13,637
Hang Lung Properties Ltd.	5,000	11,770
		30,416
Israel —1.0%
Teva Pharmaceutical Industries Ltd., ADR	500	22,895

Italy — 3.9%
ENI S.p.A.	1,543	40,899
Intesa Sanpaolo S.p.A.	5,938	32,656
UniCredito S.p.A.	3,869	14,468
		88,023
Japan — 18.3%
Astellas Pharma, Inc.	800	33,615
Canon, Inc.	800	30,329
Daikin Industries Ltd.	400	13,491
East Japan Railway Co.	3	22,373
Honda Motor Co., Ltd.	1,200	36,399
Japan Tobacco, Inc.	7	26,384
Komatsu Ltd.	1,100	18,009
Mitsubishi Corp.	1,300	27,118
Mitsubishi UFJ Financial Group, Inc.	2,000	17,440
Mitsui Fudosan Co., Ltd.	1,000	19,322
Murata Manufacturing Co., Ltd.	500	20,185
Nidec Corp.	400	24,608
Nomura Holdings, Inc.	1,500	19,575
Shin-Etsu Chemical Co., Ltd.	600	28,530
SMC Corp.	100	10,419
Sony Corp.	900	27,754
Sumitomo Corp.	2,600	24,242
Sumitomo Mitsui Financial Group, Inc.	3	18,809
		418,602
Mexico — 1.5%
America Movil Sa De CV, ADR	366	16,968
Fomento Economico Mexicano SAB de CV, ADR	450	17,163
		34,131
Netherlands — 5.4%
ING Groep NV, CVA, ADR	990	21,223
Koninklijke Phillips Electronics NV	898	24,365
Reed Elsevier NV	1,798	26,673
Royal Dutch Shell plc (Class A) *	1,704	50,204
		122,465
Norway — 0.3%
Norsk Hydro ASA	1,100	7,442

South Korea — 0.5%
Samsung Electronics Co., Ltd, GDR (a)	50	11,165

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	1,332	21,539
Inditex SA	540	22,850
Telefonica SA	1,910	45,415
		89,804

Sweden — 0.4%
Atlas Copco AB (Class A)	800	9,089

Switzerland — 11.7%
ABB Ltd. (Registered) *	1,707	33,079
Adecco SA (Registered)	477	20,722
Holcim Ltd. (Registered)	369	27,044
Nestle SA (Registered)	1,520	65,691
Novartis AG (Registered)	770	40,540
Roche Holdings AG	283	44,301
Zurich Financial Services AG (Registered)	127	35,169
		266,546
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,951	18,281

United Kingdom — 19.3%
Barclays plc	3,413	20,278
BG Group plc	1,894	34,350
British Land Co. plc (REIT)	859	11,587
Burberry Group plc	2,800	19,799
GlaxoSmithKline plc	1,422	30,804
HSBC Holdings plc	4,800	76,660
ICAP plc	2,938	18,950
Man Group plc	3,405	20,807
Standard Chartered plc	1,721	42,346
Tesco plc	7,139	49,652
Vodafone Group plc	26,234	57,936
WM Morrison Supermarkets plc	4,257	19,797
Wolseley plc	1,621	12,252
WPP Group plc	3,192	25,819
		441,037
Total Common Stocks (Cost—$2,869,486)		2,235,706

	No.of
	Rights
Rights — 0.0%
France — 0.0%
Suez Environnement SA, expiring 06/22/10 *
(Cost—$0)	2	12

Total Investments — 97.9% (Cost $2,869,486)		2,235,718
Other Assets Less Liabilities — 2.1%		48,118
Net Assets — 100.0%		$2,283,836

* Non-income producing security.
(a) Security may be offered and sold to qualified institutional buyers under rule 144A of the Securities Act of 1933.
Glossary:
ADR—American Depositary Receipt.
CVA—Dutch Certificate.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Government Securities Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)

	S&P	Principal
	Rating	Amount	Value
U.S. Government Securities —100.7%
U.S. Government Agencies—12.6%
Federal Home Loan Bank System
5.13% due 08/14/13	AAA	$345,000	$359,175
5.50% due 08/13/14	AAA	335,000	352,741
Federal National Mortgage Assn.
4.63% due 10/15/13	AAA	290,000	298,538
			1,010,454
U.S. Government Agencies—Collateralized Mortgage Obligations—0.1%
Federal National Mortgage Assn.
3.81% due 03/25/09 (a)	AAA	5,233	5,228
4.20% due 10/25/08 (a)	AAA	384	384
			5,612
U.S. Government Agencies—Mortgage Backed Securities—80.6%
Federal Home Loan Mortgage Corp.
5.00% due 04/01/20	AAA	33,396	33,239
5.00% due 09/01/20	AAA	167,018	166,232
5.00% due 10/01/20	AAA	173,560	172,743
5.00% due 11/01/20	AAA	55,645	55,383
5.00% due 04/01/21	AAA	61,926	61,499
5.00% due 05/01/21	AAA	75,493	75,138
5.00% due 05/01/23	AAA	59,163	58,700
5.00% due 06/01/23	AAA	69,115	68,574
5.00% due 07/01/23	AAA	585,788	581,201
5.00% due 08/01/23	AAA	497,016	493,124
5.50% due 09/01/18	AAA	75,883	77,076
5.50% due 10/01/20	AAA	52,665	53,151
5.50% due 03/01/21	AAA	89,345	90,058
5.50% due 06/01/21	AAA	47,183	47,559
5.50% due 12/01/34	AAA	202,344	201,683
5.50% due 12/01/35	AAA	88,631	88,286
5.50% due 05/01/37	AAA	97,388	96,966
5.50% due 08/01/37	AAA	100,423	99,969
5.50% due 02/01/38	AAA	197,910	197,016
5.50% due 10/15/38 TBA	AAA	200,000	198,937
5.69% due 11/01/35 (a)	AAA	32,880	33,375
6.14% due 06/01/36 (a)	AAA	44,190	44,837
6.50% due 08/01/32	AAA	2,248	2,323
Federal National Mortgage Assn.
5.00% due 10/25/23 TBA	AAA	100,000	99,281
5.25% due 10/01/35 (a)	AAA	74,944	75,066
5.50% due 04/01/17	AAA	10,747	10,940
5.50% due 07/01/35	AAA	58,969	58,887
5.50% due 04/01/36	AAA	1,060,843	1,058,869
5.50% due 04/01/36 (a)	AAA	31,003	31,523
5.50% due 05/01/36	AAA	792,657	791,181
5.50% due 01/01/37	AAA	91,584	91,414
5.50% due 07/01/37	AAA	86,226	86,060
5.50% due 07/01/38	AAA	177,579	177,221
5.52% due 04/01/36 (a)	AAA	72,325	73,576
5.70% due 09/01/36 (a)	AAA	63,085	64,511
5.73% due 10/01/36 (a)	AAA	42,212	43,290
5.77% due 10/01/36 (a)	AAA	62,085	63,605
5.93% due 05/01/36 (a)	AAA	28,409	28,894
5.93% due 12/01/36 (a)	AAA	72,110	73,653
Government National Mortgage Assn.
5.50% due 07/15/36	AAA	619,092	620,665
7.00% due 02/15/31	AAA	1,198	1,260
			6,446,965
U.S. Government Treasuries —7.4%
U.S. Treasury Bonds
4.38% due 02/15/38	AAA	93,000	94,184
4.75% due 02/15/37	AAA	101,000	108,039
5.00% due 05/15/37	AAA	44,000	48,947

U.S. Treasury STRIPS
due 02/15/36 PO	AAA	240,000	73,761
U.S. Treasury Notes
1.63% due 01/15/15 TIPS	AAA	23,019	22,413
4.00% due 08/15/18	AAA	237,000	240,370
			587,714
Total U.S. Government Securities (Cost—$7,962,605)			8,050,745

Short-Term Securities — 6.7%
Repurchase Agreement ** —6.7%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $538,760 (Cost—$538,739)		538,739	538,739

Total Investments — 107.4% (Cost $8,501,344)			8,589,484
Liabilities in Excess of Other Assets — (7.4)%			(592,441)
Net Assets — 100%			$7,997,043

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a) Floating rate security - rate disclosed is as of September 30, 2008.

Glossary:
PO—Principal only.
STRIPS—Separate Trading of Registered Interest and Principal of Securities.
TBA—Security is subject to delayed delivery.
TIPS—Treasury Inflation Protected Security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments — 102.1%
Asset Backed Securities — 5.0%
BA Credit Card Trust
4.72% due 05/15/13	AAA	$75,000	$74,235
Daimler Chrysler Auto Trust
4.98% due 02/08/11	AAA	71,535	71,366
Ford Credit Auto Owner Trust
5.16% due 11/15/10	AAA	100,000	99,349
SLM Student Loan Trust
4.10% due 01/25/18 (a)	AAA	125,000	124,453
Total Asset Backed Securities			369,403

Consumer Discretionary — 1.4%
Media — 1.2%
Comcast Corp.
6.45% due 03/15/37	BBB+	15,000	12,098
6.50% due 01/15/17	BBB+	10,000	9,398
8.38% due 03/15/13	BBB+	25,000	26,220
News America Holdings, Inc.
7.75% due 01/20/24	BBB+	10,000	9,955
Time Warner Cable, Inc.
6.20% due 07/01/13	BBB+	25,000	24,254
Time Warner Cos., Inc.
7.57% due 02/01/24	BBB+	10,000	9,014
			90,939
Multiline Retail — 0.2%
Target Corp.
4.88% due 05/15/18	A+	15,000	13,325
Total Consumer Discretionary			104,264

Consumer Staples — 0.7%
Beverages — 0.1%
Coca Cola Co. (The)
5.35% due 11/15/17	A+	10,000	9,886

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.
5.80% due 02/15/18	AA	10,000	9,769

Food Products — 0.5%
Kraft Foods, Inc.
6.13% due 02/01/18	BBB+	20,000	18,736
6.50% due 08/11/17	BBB+	20,000	19,244
			37,980
Total Consumer Staples			57,635

Energy — 1.1%
Energy Equipment & Services — 0.3%
Halliburton Co.
5.50% due 10/15/10	A	10,000	10,293
Transocean, Inc.
6.00% due 03/15/18	BBB+	10,000	9,332
			19,625
Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corp.
5.95% due 09/15/16	BBB-	25,000	22,977
6.45% due 09/15/36	BBB-	5,000	3,920
Canadian Natural Resources Ltd.
6.50% due 02/15/37	BBB	10,000	8,012

CenterPoint Energy Resources Corp.
6.15% due 05/01/16	BBB	5,000	4,608
Conoco Funding Co.
6.35% due 10/15/11	A	10,000	10,356
XTO Energy, Inc.
6.25% due 08/01/17	BBB	5,000	4,717
6.38% due 06/15/38	BBB	10,000	8,165
			62,755
Total Energy			82,380

Financials — 25.3%
Capital Markets — 1.7%
Bear Stearns Cos., Inc.
6.95% due 08/10/12	AA-	15,000	15,152
Goldman Sachs Group, Inc.
5.25% due 10/15/13	AA-	70,000	58,880
Lehman Brothers Holdings, Inc.
5.75% due 07/18/11 (b)	NR†	20,000	2,500
6.20% due 09/26/14 (b)	NR†	15,000	1,875
6.63% due 01/18/12 (b)	NR†	40,000	5,000
6.75% due 12/28/17 (b)	NR†	30,000	38
Morgan Stanley
5.30% due 03/01/13	A+	40,000	27,472
5.55% due 04/27/17	A+	5,000	3,100
6.75% due 04/15/11	A+	20,000	14,802
			128,819
Commercial Banks — 2.0%
HSBC Holdings plc
5.25% due 12/12/12	A+	10,000	9,511
National Westminster Bank plc
7.38% due 10/01/09	AA-	10,000	10,106
UBS AG
5.88% due 12/20/17	AA-	70,000	62,155
Wachovia Bank NA
6.60% due 01/15/38	A+	40,000	23,698
Wachovia Corp.
5.50% due 05/01/13	A+	10,000	8,273
5.75% due 02/01/18	A+	15,000	11,253
7.98% due 12/31/49 (a)	BB-	15,000	6,269
Wells Fargo & Co.
4.20% due 01/15/10	AA+	20,000	19,725
			150,990

Commercial MBS — 13.9%
Banc of America Commercial Mortgage, Inc.
5.12% due 07/11/43	AAA	75,000	72,112
Bear Stearns Commercial Mortgage Securities
5.69% due 06/11/50 (a)	AAA	100,000	85,183
Commercial Mortgage Pass Through Certificates
4.22% due 03/10/39	AAA	50,000	48,379
6.01% due 12/10/49 (a)	AAA	90,000	77,437
CW Capital Cobalt Ltd.
6.02% due 05/15/46 (a)	AAA	95,000	80,901
GE Capital Commercial Mortgage Corp.
4.87% due 07/10/39 (a)	AAA	40,000	38,434
5.54% due 12/10/49	AAA	80,000	67,559
GMAC Commercial Mortgage Securities, Inc.
7.46% due 08/16/33 (a)	AAA	64,938	65,988
Greenwich Capital Commercial Funding Corp.
4.57% due 08/10/42	AAA	55,000	51,973
GS Mortgage Securities Corp. II
4.76% due 07/10/39	AAA	30,000	26,705
5.99% due 08/10/45 (a)	AAA	60,000	51,225
J.P. Morgan Chase Commercial Mortgage Securities Corp.
5.86% due 10/12/35	AAA	45,000	44,326
LB-UBS Comercial Mortgage Trust
5.35% due 11/15/38	AAA	55,000	47,769
7.37% due 08/15/26	AAA	48,061	48,865

Morgan Stanley Capital I
6.08% due 06/11/49 (a)	AAA	75,000	64,912
Salomon Brothers Mortgage Securities VII, Inc.
6.50% due 11/13/36	AAA	52,684	52,791
6.59% due 12/18/33	AAA	78,980	79,360
7.52% due 12/18/09 (a)	AAA	27,698	27,951
			1,031,870
Consumer Finance — 0.2%
SLM Corp.
4.00% due 01/15/09	BBB-	15,000	12,300

Diversified Financial Services — 6.0%
Allstate Life Global Funding
5.38% due 04/30/13	AA	15,000	14,480
Bank of America Corp.
5.75% due 08/15/16	A+	15,000	12,476
5.75% due 12/01/17	AA-	15,000	12,720
6.00% due 09/01/17	AA-	45,000	38,817
8.00% due 12/31/49 (a)	A	25,000	19,797
8.13% due 12/31/49 (a)	A	15,000	12,119
Citigroup Capital XXI
8.30% due 12/21/57 (a)	A	20,000	14,901
Citigroup, Inc.
4.13% due 02/22/10	AA-	25,000	23,072
5.30% due 10/17/12	AA-	25,000	22,255
5.88% due 05/29/37	AAe	10,000	6,933
Credit Suisse Guernsey Ltd.
5.86% due 12/31/49 (a)	A	40,000	30,283
EnCana Holdings Finance Corp.
5.80% due 05/01/14	A-	5,000	4,776
General Electric Capital Corp.
5.00% due 12/01/10	AAA	30,000	28,981
5.00% due 11/15/11	AAA	55,000	53,224
5.88% due 02/15/12	AAA	20,000	19,387
6.15% due 08/07/37	AAA	30,000	22,969
6.38% due 11/15/67 (a)	AA+	20,000	16,183
Goldman Sachs Capital II
5.79% due 12/29/49 (a)	A	15,000	6,590
J.P. Morgan Chase & Co.
6.13% due 06/27/17	A+	30,000	27,298
7.90% due 12/31/49 (a)	A	35,000	29,466
J.P. Morgan Chase Capital XXV
6.80% due 10/01/37	A	45,000	34,495
			451,222
Insurance — 1.5%
Allstate Corp. (The)
6.13% due 05/15/67 (a)	A-	10,000	7,339
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	AAA	15,000	15,141
Chubb Corp.
6.38% due 03/29/67 (a)	BBB+	15,000	11,439
Lincoln National Corp.
6.05% due 04/20/67 (a)	A-	15,000	9,900
Metlife, Inc.
5.38% due 12/15/12	A	35,000	33,823
5.70% due 06/15/35	A	20,000	15,734
Travelers Cos., Inc. (The)
6.25% due 03/15/37 (a)	BBB	20,000	15,383
			108,759
Total Financials			1,883,960

Health Care — 0.4%
Pharmaceuticals — 0.4%
Bristol - Myers Squibb Co.
5.88% due 11/15/36	A+	10,000	8,812
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	A+	20,000	19,635
Total Health Care			28,447

Industrials — 0.2%
Air Freight & Logistics — 0.2%
United Parcel Service, Inc.
6.20% due 01/15/38	AA-	15,000	13,951

Information Technology — 0.8%
Computers & Peripherals — 0.4%
International Business Machines Corp.
7.50% due 06/15/13	A+	25,000	27,390

Software — 0.4%
Oracle Corp.
5.75% due 04/15/18	A	30,000	27,855
Total Information Technology			55,245

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
5.50% due 02/01/18	A	15,000	13,358
6.30% due 01/15/38	A	30,000	24,846
Telefonica Europe BV
8.25% due 09/15/30	BBB+	10,000	10,052
Verizon Communications, Inc.
6.40% due 02/15/38	A	5,000	4,173
Verizon New Jersey, Inc.
5.88% due 01/17/12	A	10,000	9,815
			62,244
Wireless Telecommunication Services — 0.2%
Vodafone Group plc
7.75% due 02/15/10	A-	15,000	15,460
Total Telecommunication Services			77,704

Utilities — 0.8%
Electric Utilities — 0.5%
Florida Power & Light Co.
5.95% due 02/01/38	A	15,000	13,927
Pacificorp
6.25% due 10/15/37	A-	15,000	13,614
Southern California Edison Co.
5.95% due 02/01/38	A	10,000	9,103
			36,644
Gas Utilities — 0.1%
Consolidated Natural Gas Co.
5.00% due 12/01/14	A-	10,000	9,212

Multi-Utilities — 0.2%
Midamerican Energy Holding Co.
6.13% due 04/01/36	BBB+	15,000	12,616
Total Utilities			58,472

U.S. Government Securities — 65.4%
U.S. Government Agencies — 55.5%
Federal Home Loan Bank
5.63% due 06/11/21	AAA	25,000	26,500
Federal Home Loan Mortgage Corp.
4.50% due 08/01/20	AAA	38,120	37,393
5.50% due 12/01/17	AAA	104,154	105,948
5.50% due 08/01/21	AAA	660,195	665,462
5.50% due 01/15/31	AAA	43,601	44,529
5.99% due 11/01/36 (a)	AAA	40,039	41,005
Federal National Mortgage Assn.
2.88% due 10/12/10	AAA	65,000	64,703
4.50% due 10/25/23 TBA	AAA	55,000	53,591
4.63% due 05/01/13	AAA	25,000	24,571
5.00% due 02/13/17	AAA	90,000	91,995
5.00% due 11/01/33	AAA	57,517	56,225

5.00% due 12/01/33	AAA	411,224	402,244
5.00% due 02/01/36	AAA	177,258	172,999
5.50% due 04/01/33	AAA	85,310	85,324
5.50% due 12/01/35	AAA	71,420	71,365
5.50% due 01/01/36	AAA	36,217	36,173
5.50% due 11/01/36	AAA	857,341	860,075
6.00% due 07/01/17	AAA	6,439	6,589
6.00% due 09/01/17	AAA	61,924	63,366
6.00% due 11/01/32	AAA	43,066	43,852
6.00% due 02/01/34	AAA	28,234	28,731
6.00% due 08/01/34	AAA	26,415	26,880
6.00% due 11/25/38 TBA	AAA	410,000	414,485
6.50% due 06/01/16	AAA	9,473	9,849
6.50% due 06/01/17	AAA	3,239	3,367
6.50% due 10/25/38 TBA	AAA	230,000	235,822
Government National Mortgage Assn.
5.50% due 04/15/33	AAA	20,276	20,358
5.50% due 10/15/38 TBA	AAA	90,000	90,084
6.00% due 10/15/38 TBA	AAA	250,000	253,672
6.50% due 10/15/38 TBA	AAA	80,000	81,875
7.00% due 07/15/32	AAA	10,151	10,672
			4,129,704

U.S. Treasuries — 9.9%
U.S. Treasury Bonds
1.75% due 01/15/28 TIPS	AAA	41,962	36,609
4.50% due 05/15/38	AAA	70,000	72,264
6.25% due 08/15/23	AAA	105,000	126,074
6.63% due 02/15/27	AAA	60,000	76,434
8.13% due 08/15/21	AAA	60,000	82,547
U.S. Treasury Notes
3.13% due 08/31/13	AAA	295,000	297,258
4.00% due 08/15/18	AAA	50,000	50,711
			741,897

Total U.S. Government Securities			4,871,601

Total Fixed Income Investments (Cost—$7,977,597)			7,603,062

Short-Term Securities — 14.1%
Repurchase Agreement ** — 14.1%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $1,051,102 (Cost—$1,051,062)		1,051,062	1,051,062

Total Investments — 116.2% (Cost $9,028,659)			8,654,124
Liabilities in Excess of Other Assets — (16.2)%			(1,205,297)
Net Assets — 100%			$7,448,827

† Not rated by Standard & Poor’s Corporation.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a) Floating rate security - rate disclosed is as of September 30, 2008.
(b) Security in default.

Glossary:
TBA—Security is subject to delayed delivery.
TIPS—Treasury Inflation Protected Security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.9%
Consumer Discretionary — 9.4%
Automobiles — 0.5%
Harley-Davidson, Inc.	6,900	$257,370

Hotels, Restaurants & Leisure — 0.3%
Carnival Corp.	1,600	56,560
Starbucks Corp. *	6,500	96,655
		153,215
Internet & Catalog Retail — 0.6%
HSN, Inc. *	17,570	193,446
Ticketmaster *	10,370	111,270
		304,716
Media — 1.3%
Comcast Corp. (Class A)	17,100	335,673
Time Warner, Inc.	23,300	305,463
		641,136
Multiline Retail — 2.6%
JC Penney Co., Inc.	12,200	406,748
Kohl’s Corp. *	11,700	539,136
Target Corp.	6,900	338,445
		1,284,329
Specialty Retail — 4.1%
Best Buy Co., Inc.	10,800	405,000
Home Depot, Inc.	33,500	867,315
J. Crew Group, Inc. *	20,600	588,542
Staples, Inc.	7,700	173,250
		2,034,107
Total Consumer Discretionary		4,674,873

Consumer Staples — 13.8%
Beverages — 2.5%
Coca-Cola Enterprises, Inc.	73,700	1,235,949

Food & Staples Retailing — 5.5%
Kroger Co. (The)	47,000	1,291,560
SYSCO Corp.	5,600	172,648
Wal-Mart Stores, Inc.	21,000	1,257,690
		2,721,898
Food Products — 5.2%
Archer-Daniels-Midland Co.	48,100	1,053,871
General Mills, Inc.	5,800	398,576
Kraft Foods, Inc.	35,334	1,157,188
		2,609,635
Household Products — 0.4%
Clorox Co.	2,100	131,649
Colgate-Palmolive Co.	700	52,745
		184,394
Tobacco — 0.2%
Altria Group, Inc.	5,100	101,184
Total Consumer Staples		6,853,060

Energy — 6.5%
Energy Equipment & Services — 1.5%
Halliburton Co.	14,600	472,894
Schlumberger Ltd.	3,654	285,341
		758,235
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	5,500	453,640
Devon Energy Corp.	2,400	218,880
El Paso Corp.	15,200	193,952
EOG Resources, Inc.	1,300	116,298
Exxon Mobil Corp.	16,444	1,277,041
XTO Energy, Inc.	4,425	205,851
		2,465,662
Total Energy		3,223,897

Financials — 33.4%
Capital Markets — 10.0%
Bank Of New York Mellon Corp. (The)	61,958	2,018,592
Charles Schwab Corp. (The)	28,200	733,200
Franklin Resources, Inc.	8,400	740,292
Goldman Sachs Group, Inc. (The)	5,400	691,200
Morgan Stanley	10,200	234,600
T. Rowe Price Group, Inc.	9,900	531,729
TD Ameritrade Holding Corp.*	900	14,580
		4,964,193
Commercial Banks — 11.2%
BB&T Corp.	13,900	525,420
Fifth Third Bancorp.	30,600	364,140
M & T Bank Corp.	6,200	553,350
PNC Financial Services Group, Inc.	16,900	1,262,429
Regions Financial Corp.	7,600	72,960
SunTrust Banks, Inc.	12,200	548,878
Wells Fargo & Co.	58,700	2,203,011
		5,530,188
Consumer Finance — 1.6%
Capital One Financial Corp.	15,900	810,900

Diversified Financial Services — 6.8%
Citigroup, Inc.	13,000	266,630
JPMorgan Chase & Co.	66,253	3,094,015
Moody’s Corp.	900	30,600
		3,391,245
Insurance — 3.1%
Ace Ltd.	3,800	205,695
AON Corp.	23,800	1,070,048
MetLife, Inc.	4,800	268,800
		1,544,543
Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc. REIT	23,800	320,110
Total Financials		16,561,179

Health Care — 11.2%
Biotechnology — 2.4%
Amgen, Inc. *	14,500	859,415
Genzyme Corp. *	2,800	226,492
Gilead Sciences, Inc. *	2,800	127,624
		1,213,531
Health Care Equipment & Supplies — 3.4%
Boston Scientific Corp. *	93,600	1,148,472
Covidien Ltd.	10,200	548,352
		1,696,824

Health Care Providers & Services — 0.1%
Cigna Corp.	900	30,582

Pharmaceuticals — 5.3%
Abbott Laboratories	21,800	1,255,244
Allergan, Inc.	900	46,350
Bristol-Myers Squibb Co.	6,500	135,525
Eli Lilly & Co.	7,200	317,016
Teva Pharmaceutical Industries Ltd., ADR	19,000	870,010
		2,624,145
Total Health Care		5,565,082

Industrials — 9.7%
Air Freight & Logistics — 0.4%
United Parcel Service, Inc. (Class B)	3,000	188,670

Airlines — 1.1%
Delta Air Lines, Inc.*	73,600	548,320

Building Products — 0.4%
Masco Corp.	12,100	217,074

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	13,366	420,895

Electrical Equipment — 0.4%
Emerson Electric Co.	4,434	180,863

Industrial Conglomerates — 3.6%
General Electric Co.	70,100	1,787,550

Machinery — 1.6%
Eaton Corp.	13,922	782,138

Road & Rail — 1.3%
Hertz Global Holdings, Inc.*	87,700	663,889
Total Industrials		4,789,399

Information Technology — 9.4%
Communications Equipment — 1.1%
Qualcomm, Inc.	12,700	545,719

Computers & Peripherals — 1.2%
Hewlett-Packard Co.	13,100	605,744

Electronic Equipment & Instruments — 0.1%
Avnet, Inc. *	2,200	54,186

Internet Software & Services — 0.9%
IAC/InterActiveCorp *	26,175	452,828

IT Services — 1.3%
Western Union Co. (The)	25,500	629,085

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	10,300	192,919

Software — 4.4%
Adobe Systems, Inc. *	7,400	292,078
Microsoft Corp.	36,900	984,861
Oracle Corp. *	43,700	887,547
		2,164,486
Total Information Technology		4,644,967

Materials — 1.6%
Chemicals — 1.2%
E.l. Du Pont de Nemours & Co.	4,900	197,470
PPG Industries, Inc.	5,100	297,432
Praxair, Inc.	1,608	115,358
		610,260
Metals & Mining — 0.4%
BHP Billiton Ltd., ADR	900	46,791
Freeport-McMoRan Copper & Gold, Inc.	2,800	159,180
		205,971
Total Materials		816,231

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	26,292	734,073

Utilities — 0.4%
Electric Utilities — 0.4%
Progress Energy, Inc.	4,388	189,254

Total Common Stocks (Cost—$51,605,003)		48,052,015

	Principal
	Amount
Short-Term Securities — 10.6%
Repurchase Agreement ** — 10.6%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $5,227,262 (Cost—$5,227,063)	$5,227,063	5,227,063

Total Investments — 107.5% (Cost $56,832,066)		53,279,078
Liabilities in Excess of Other Assets — (7.5)%		(3,697,837)
Net Assets—100.0%		$49,581,241

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.0%
Consumer Discretionary — 11.2%
Diversified Consumer Services — 1.5%
Apollo Group, Inc. (Class A) *	30,950	$1,835,335

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	25,600	1,579,520

Media — 2.9%
DIRECTV Group, Inc. (The) *	74,250	1,943,123
Walt Disney Co. (The)	56,070	1,720,788
		3,663,911
Specialty Retail — 5.6%
Gamestop Corp. (Class A) *	50,100	1,713,921
Gap, Inc. (The)	118,120	2,100,173
Sherwin-Williams Co. (The)	26,830	1,533,603
TJX Cos., Inc.	56,410	1,721,633
		7,069,330
Total Consumer Discretionary		14,148,096

Consumer Staples — 9.5%
Food & Staples Retailing — 2.6%
Kroger Co. (The)	64,320	1,767,514
SYSCO Corp.	49,680	1,531,634
		3,299,148
Food Products — 2.8%
Bunge Ltd.	20,340	1,285,081
General Mills, Inc.	31,640	2,174,301
		3,459,382
Household Products — 1.4%
Procter & Gamble Co.	24,670	1,719,253

Personal Products — 1.3%
Avon Products, Inc.	40,660	1,690,236

Tobacco — 1.4%
Philip Morris International, Inc.	37,030	1,781,143
Total Consumer Staples		11,949,162

Energy — 12.7%
Energy Equipment & Services — 2.9%
ENSCO International, Inc.	28,700	1,653,981
FMC Technologies, Inc. *	28,760	1,338,778
National Oilwell Varco, Inc. *	12,320	618,833
		3,611,592
Oil, Gas & Consumable Fuels — 9.8%
Apache Corp.	16,250	1,694,550
El Paso Corp.	112,340	1,433,458
Exxon Mobil Corp.	23,800	1,848,308
Hess Corp.	20,600	1,690,848
Occidental Petroleum Corp.	23,890	1,683,051
Peabody Energy Corp.	26,660	1,199,700
Southwestern Energy Co. *	51,360	1,568,534

Williams Cos., Inc.	54,970	1,300,041
		12,418,490
Total Energy		16,030,082

Financials — 5.5%
Capital Markets — 2.7%
Northern Trust Corp.	27,010	1,950,122
TD Ameritrade Holding Corp.*	91,190	1,477,278
		3,427,400
Insurance — 1.4%
Unum Group	70,850	1,778,335

Thrifts & Mortgage Finance — 1.4%
Hudson City Bancorp, Inc.	94,060	1,735,407
Total Financials		6,941,142

Health Care — 17.3%
Biotechnology — 2.4%
Amgen, Inc. *	25,360	1,503,087
Biogen Idec, Inc. *	31,400	1,579,106
		3,082,193
Health Care Equipment & Supplies — 7.0%
Baxter International, Inc.	24,170	1,586,277
C.R. Bard, Inc.	19,340	1,834,786
Covidien Ltd.	33,720	1,812,787
St. Jude Medical, Inc. *	43,610	1,896,599
Varian Medical Systems, Inc. *	30,150	1,722,470
		8,852,919
Health Care Providers & Services — 1.4%
Express Scripts, Inc. *	23,470	1,732,555

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.*	35,690	1,962,950

Pharmaceuticals — 5.0%
Abbott Laboratories	45,410	2,614,708
Johnson & Johnson	29,300	2,029,904
Pfizer, Inc.	88,350	1,629,174
		6,273,786
Total Health Care		21,904,403

Industrials — 11.8%
Aerospace & Defense — 3.6%
General Dynamics Corp.	12,060	887,858
Honeywell International, Inc.	38,460	1,598,013
Lockheed Martin Corp.	18,430	2,021,218
		4,507,089
Airlines — 1.4%
Southwest Airlines Co.	118,120	1,713,921

Construction & Engineering — 1.1%
Foster Wheeler Ltd.*	39,960	1,442,956

Electrical Equipment — 2.4%
Emerson Electric Co.	43,720	1,783,339
First Solar, Inc. *	6,820	1,288,366
		3,071,705

Industrial Conglomerates — 1.1%
Tyco International Ltd.	41,610	1,457,182

Machinery — 0.9%
SPX Corp.	14,920	1,148,840

Road & Rail — 1.3%
Norfolk Southern Corp.	24,030	1,591,026
Total Industrials		14,932,719

Information Technology — 23.3%
Communications Equipment — 2.5%
Juniper Networks, Inc. *	67,820	1,428,968
Qualcomm, Inc.	40,100	1,723,097
		3,152,065
Computers & Peripherals — 3.7%
Hewlett-Packard Co.	40,670	1,880,581
International Business Machines Corp.	24,130	2,822,245
		4,702,826
Electronic Equipment & Instruments — 1.4%
Amphenol Corp. (Class A)	44,110	1,770,575

IT Services — 4.1%
Accenture, Ltd. (Class A)	58,780	2,233,640
Mastercard, Inc. (Class A)	5,680	1,007,234
Western Union Co. (The)	75,270	1,856,911
		5,097,785
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	56,710	1,494,309
Broadcom Corp. (Class A) *	73,860	1,376,012
Marvell Technology Group Ltd. *	146,060	1,358,358
Xilinx, Inc.	78,170	1,833,086
		6,061,765
Software — 6.8%
Activision Blizzard, Inc. *	98,530	1,520,318
Adobe Systems, Inc. *	52,110	2,056,782
CA, Inc.	75,520	1,507,379
Oracle Corp. *	99,260	2,015,970
Symantec Corp. *	78,210	1,531,352
		8,631,801
Total Information Technology		29,416,817

Materials — 5.3%
Chemicals — 2.7%
CF Industries Holdings, Inc.	5,780	528,639
Monsanto Co.	17,110	1,693,547
Mosaic Co. (The)	18,140	1,233,883
		3,456,069
Metals & Mining — 1.4%
Cleveland-Cliffs, Inc.	9,350	494,989
Nucor Corp.	32,440	1,281,380
		1,776,369
Paper & Forest Products — 1.2%
International Paper Co.	55,000	1,439,900
Total Materials		6,672,338

Telecommunication Services — 1.4%
Wireless Telecommunication Services — 1.4%
American Tower Corp. (Class A) *	48,710	1,752,099

Total Common Stocks (Cost—$138,071,559)		123,746,858

	Principal
	Amount
Short-Term Securities — 2.5%
Repurchase Agreement ** — 2.5%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $3,177,082 (Cost—$3,176,961 )	$3,176,961	3,176,961

Total Investments — 100.5% (Cost $141,248,520)		126,923,819
Liabilities in Excess of Other Assets — (0.5)%		(639,096)
Net Assets — 100.0%		$126,284,723

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.5%
Consumer Discretionary — 15.5%
Auto Components — 2.1%
ArvinMeritor, Inc.	28,400	$370,336
Goodyear Tire & Rubber Co. (The) *	40,000	612,400
		982,736
Distributors — 1.9%
Genuine Parts Co.	23,000	924,830

Hotels, Restaurants & Leisure — 1.5%
Brinker International, Inc.	40,900	731,701

Household Durables — 2.1%
Snap-On, Inc.	18,600	979,476

Media — 4.6%
Arbitron, Inc.	16,100	719,509
Gannett Co., Inc.	14,200	240,122
Idearc, Inc.	59,800	74,750
Interpublic Group of Cos., Inc. *	149,291	1,157,005
		2,191,386
Multiline Retail — 1.1%
Macy’s, Inc.	29,816	536,092

Specialty Retail — 2.2%
Foot Locker, Inc.	31,700	512,272
OfficeMax, Inc.	57,700	512,953
		1,025,225
Total Consumer Discretionary		7,371,446

Consumer Staples — 9.2%
Beverages — 1.9%
Coca-Cola Enterprises, Inc.	53,300	893,841

Food & Staples Retailing — 3.3%
Kroger Co. (The)	32,600	895,848
Safeway, Inc.	29,700	704,484
		1,600,332
Food Products — 4.0%
Archer-Daniels-Midland Co.	12,600	276,066
Dean Foods Co. *	31,000	724,160
Smithfield Foods, Inc. *	41,200	654,256
Tyson Foods, Inc. (Class A)	19,700	235,218
		1,889,700
Total Consumer Staples		4,383,873

Energy — 6.2%
Energy Equipment & Services — 3.1%
Halliburton Co.	25,736	833,589
Transocean, Inc. *	5,838	641,246
		1,474,835
Oil, Gas & Consumable Fuels — 3.1%
EOG Resources, Inc.	9,000	805,140
Range Resources Corp.	15,600	668,772
		1,473,912
Total Energy		2,948,747

Financials — 8.9%
Commercial Banks — 5.0%
Comerica, Inc.	18,300	600,057
Fifth Third Bancorp.	36,700	436,730
M & T Bank Corp.	7,600	678,300
Zions Bancorporation	16,400	634,680
		2,349,767
Insurance — 3.4%
ACE Ltd.	16,000	866,080
Conseco, Inc. *	62,100	218,592
PartnerRe Ltd.	7,900	537,911
		1,622,583
Thrifts & Mortgage Finance — 0.5%
Sovereign Bancorp, Inc.***	62,200	245,690
Total Financials		4,218,040

Health Care — 8.3%
Health Care Equipment & Supplies — 1.8%
Covidien Ltd.	16,100	865,536

Health Care Providers & Services — 1.3%
Healthsouth Corp.*	32,800	604,504

Pharmaceuticals — 5.2%
King Pharmaceuticals, Inc. *	120,300	1,152,474
Mylan, Inc. *	116,050	1,325,291
		2,477,765
Total Health Care		3,947,805

Industrials — 11.3%
Building Products — 0.8%
Owens Corning, Inc.*	15,000	358,650

Commercial Services & Supplies — 3.7%
Allied Waste Industries, Inc. *	70,600	784,366
RR Donnelley & Sons Co.	40,105	983,775
		1,768,141
Construction & Engineering — 0.9%
KBR, Inc.	26,685	407,480

Electrical Equipment — 0.9%
Hubbell, Inc. (Class B)	12,700	445,135

Industrial Conglomerates — 0.5%
Textron, Inc.	7,400	216,672

Machinery — 3.4%
Cummins, Inc.	11,700	511,524
Pentair, Inc.	4,500	155,565
Timken Co.	33,900	961,065
		1,628,154
Trading Companies & Distributors — 1.1%
W.W. Grainger, Inc.	6,300	547,911
Total Industrials		5,372,143

Information Technology — 8.5%
Communications Equipment — 4.4%
ADC Telecommunications, Inc. *	66,100	558,545
JDS Uniphase Corp.*	112,075	948,155
Tellabs, Inc. *	145,000	588,700
		2,095,400
Semiconductors & Semiconductor Equipment — 0.6%
Marvell Technology Group Ltd. *	29,600	275,280

Software — 3.5%
McAfee, Inc. *	34,700	1,178,412
Sybase, Inc. *	15,755	482,418
		1,660,830
Total Information Technology		4,031,510

Materials — 8.3%
Chemicals — 2.7%
Eastman Chemical Co.	15,400	847,924
Valspar Corp.	18,900	421,281
		1,269,205
Containers & Packaging — 4.6%
Ball Corp.	23,800	939,862
Pactiv Corp. *	49,400	1,226,602
		2,166,464
Paper & Forest Products — 1.0%
MeadWestvaco Corp.	20,800	484,848
Total Materials		3,920,517

Telecommunication Services — 10.4%
Diversified Telecommunication Services — 10.4%
CenturyTel, Inc.	30,500	1,117,825
Embarq Corp.	34,700	1,407,085
Qwest Communications International, Inc.	379,500	1,225,785
Windstream Corp.	110,700	1,211,058
Total Telecommunication Services		4,961,753

Utilities — 10.9%
Electric Utilities — 3.0%
Northeast Utilities	55,000	1,410,750

Gas Utilities — 0.6%
Southwest Gas Corp.	9,300	281,418

Multi-Utilities — 7.3%
Ameren Corp.	34,100	1,330,923
CMS Energy Corp.	93,700	1,168,439
NiSource, Inc.	66,400	980,064
		3,479,426
Total Utilities		5,171,594

Total Common Stocks (Cost—$58,996,012)		46,327,428

	Principal Amount
Short-Term Securities — 2.7%
Repurchase Agreement ** — 2.7%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $1,281,723 (Cost—$1,281,674)	$1,281,674	1,281,674

Total Investments — 100.2% (Cost $60,277,686)		47,609,102
Liabilities in Excess of Other Assets — (0.2)%		(89,010)
Net Assets — 100.0%		$47,520,092

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

***	Security discontinued paying dividend income as of January 23, 2008.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 92.9%
Consumer Discretionary — 15.4%
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The) *	10,900	$166,879

Diversified Consumer Services — 2.5%
Corinthian Colleges, Inc. *	22,000	330,000
H&R Block, Inc.	3,900	88,725
		418,725
Hotels, Restaurants & Leisure — 4.4%
Bally Technologies, Inc. *	7,800	236,183
Life Time Fitness, Inc. *	16,200	506,574
		742,757
Household Durables — 1.3%
Newell Rubbermaid, Inc.	12,300	212,298

Media — 0.7%
Marvel Entertainment, Inc. *	3,700	126,318

Multiline Retail — 0.9%
Kohl’s Corp. *	3,400	156,672

Specialty Retail — 4.6%
Abercrombie & Fitch Co.	8,800	347,160
Dick’s Sporting Goods, Inc.*	7,100	139,018
Guess?, Inc.	8,400	292,236
		778,414
Total Consumer Discretionary		2,602,063

Consumer Staples — 1.8%
Food & Staples Retailing — 1.1%
Rite Aid Corp.*	231,400	194,376

Food Products — 0.7%
Bunge Ltd.	1,900	120,042
Total Consumer Staples		314,418

Energy — 8.7%
Energy Equipment & Services — 6.5%
Diamond Offshore Drilling, Inc.	3,300	340,098
National Oilwell Varco, Inc. *	2,700	135,621
Parker Drilling Co. *	16,800	134,736
Smith International, Inc.	3,976	233,153
Weatherford International Ltd. *	10,200	256,428
		1,100,036
Oil, Gas & Consumable Fuels — 2.2%
Chesapeake Energy Corp.	1,800	64,548
Goodrich Petroleum Corp. *	2,600	113,334
Massey Energy Co.	5,400	192,618
		370,500
Total Energy		1,470,536

Financials — 4.0%
Capital Markets — 3.2%
Federated Investors, Inc. (Class B)	2,300	66,355

Janus Capital Group, Inc.	4,300	104,404
Lazard Ltd. (Class A)	3,400	145,384
Northern Trust Corp.	3,200	231,040
		547,183
Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc. REIT	9,400	126,430
Total Financials		673,613

Health Care — 17.5%
Biotechnology — 3.8%
Acorda Therapeutics, Inc. *	3,900	93,015
Cephalon, Inc. *	4,800	371,952
Vertex Pharmaceuticals, Inc.*	5,600	186,144
		651,111
Health Care Equipment & Supplies — 2.6%
Hologic, Inc. *	12,800	247,424
NuVasive, Inc.*	3,800	187,454
		434,878
Health Care Providers & Services — 4.7%
Express Scripts, Inc. *	5,300	391,246
Health Net, Inc. *	8,900	210,040
Quest Diagnostics, Inc.	3,700	191,179
		792,465
Life Sciences Tools & Services — 3.2%
Illumina, Inc. *	7,100	287,763
Waters Corp.*	4,300	250,174
		537,937
Pharmaceuticals — 3.2%
Mylan, Inc. *	22,600	258,092
Sepracor, Inc. *	15,900	291,129
		549,221
Total Health Care		2,965,612

Industrials — 11.5%
Aerospace & Defense — 1.0%
Raytheon Co.	3,200	171,232

Airlines — 1.3%
Delta Air Lines, Inc.*	29,900	222,755

Commercial Services & Supplies — 0.9%
Clean Harbors, Inc. *	2,100	141,855

Construction & Engineering — 3.2%
Foster Wheeler Ltd.*	5,800	209,438
Quanta Services, Inc. *	12,500	337,625
		547,063
Electrical Equipment — 1.2%
Energy Conversion Devices, Inc.*	3,500	203,875

Industrial Conglomerates — 0.8%
McDermott International, Inc. *	5,000	127,750

Machinery — 3.1%
AGCO Corp. *	3,800	161,918
Joy Global, Inc.	2,200	99,308
Lindsay Corp.	3,600	261,900
		523,126
Total Industrials		1,937,656

Information Technology — 25.7%
Communications Equipment — 4.9%
Comverse Technology, Inc. *	19,100	182,787
F5 Networks, Inc. *	14,100	329,658
Research In Motion Ltd. *	4,600	314,180
		826,625
Electronic Equipment & Instruments — 1.3%
Itron, Inc. *	2,400	212,472

Internet Software & Services — 5.1%
Equinix, Inc. *	2,500	173,650
SAVVIS, Inc.*	51,300	689,472
		863,122
Semiconductors & Semiconductor Equipment — 4.5%
Marvell Technology Group Ltd. *	42,600	396,180
Microsemi Corp.*	14,400	366,912
		763,092
Software — 9.9%
Activision Blizzard, Inc. *	46,200	712,866
BMC Software, Inc.*	12,600	360,738
Macrovision Solutions Corp. *	39,316	604,680
		1,678,284
Total Information Technology		4,343,595

Materials — 2.9%
Chemicals — 2.5%
Intrepid Potash, Inc. *	2,600	78,364
Mosaic Co. (The)	2,900	197,258
Syngenta AG, ADR	3,700	156,584
		432,206
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,200	68,220
Total Materials		500,426

Telecommunication Services — 2.2%
Diversified Telecommunication Services — 0.5%
Qwest Communications International, Inc.	25,500	82,365

Wireless Telecommunication Services — 1.7%
NII Holdings, Inc. *	4,100	155,472
SBA Communications Corp., (Class A)*	5,100	131,937
		287,409
Total Telecommunication Services		369,774

Utilities — 3.2%
Electric Utilities — 2.4%
ITC Holdings Corp.	7,900	408,983

Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	3,900	127,881
Total Utilities		536,864

Total Common Stocks (Cost—$18,851,964)		15,714,557

	Principal Amount
Short-Term Securities — 7.9%
Repurchase Agreement ** — 7.9%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $1,332,338 (Cost—$1,332,287)	$1,332,287	1,332,287

Total Investments — 100.8% (Cost $20,184,251)		17,046,844
Liabilities in Excess of Other Assets — (0.8)%		(143,367)
Net Assets—100.0%		$16,903,477

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.0%
Consumer Discretionary — 8.0%
Automobiles — 1.0%
Thor Industries, Inc.	23,400	$580,788

Diversified Consumer Services — 0.9%
Southeby’s	24,700	495,482

Hotels, Restaurants & Leisure — 1.7%
CKE Restaurants, Inc.	39,600	419,760
International Speedway Corp. (Class A)	14,700	571,977
		991,737
Household Durables — 1.0%
Ethan Allen Interiors, Inc.	20,500	574,410

Leisure Equipment & Products — 1.0%
Callaway Golf Co.	41,700	586,719

Media — 0.3%
Belo Corp. (Class A)	31,400	187,144

Specialty Retail — 1.1%
Brown Shoe Co., Inc.	36,500	597,870
Cato Corp. (The) (Class A)	1,750	30,712
		628,582
Textiles, Apparel & Luxury Goods — 1.0%
Phillips - Van Heusen Corp.	10,900	413,219
Wolverine World Wide, Inc.	6,300	166,698
		579,917
Total Consumer Discretionary		4,624,779

Consumer Staples — 8.9%
Beverages — 0.9%
PepsiAmericas, Inc.	26,100	540,792

Food & Staples Retailing — 2.0%
Casey’s General Stores, Inc.	25,000	754,250
Weis Markets, Inc.	10,100	363,701
		1,117,951
Food Products — 3.9%
Corn Products International, Inc.	12,900	416,412
Del Monte Foods Co.	67,700	528,060
J.M. Smucker Co. (The)	14,600	740,074
Lancaster Colony Corp.	14,800	557,368
		2,241,914
Household Products — 1.0%
WD-40 Co.	16,000	574,880

Tobacco — 1.1%
Universal Corp.	13,300	652,897
Total Consumer Staples		5,128,434

Energy — 10.8%
Energy Equipment & Services — 2.1%
Lufkin Industries, Inc.	7,400	587,190
Tidewater, Inc.	11,100	614,496
		1,201,686
Oil, Gas & Consumable Fuels — 8.7%
Berry Petroleum Co. (Class A)	18,900	731,997
Cimarex Energy Co.	13,300	650,503
General Maritime Corp.	24,800	483,104
Gushan Environmental Energy Ltd., ADR	19,300	98,623
Holly Corp.	18,600	537,912
Penn Virginia Corp.	12,000	641,280
St. Mary Land & Exploration Co.	17,500	623,875
Tsako Energy Navigation Ltd.	20,500	608,030
World Fuel Services Corp.	26,800	617,204
		4,992,528
Total Energy		6,194,214

Financials — 21.3%
Commercial Banks — 5.5%
Bancorpsouth, Inc.	20,100	565,413
Bank of Hawaii Corp.	10,300	550,535
Cullen/Frost Bankers, Inc.	10,500	630,000
Fulton Financial Corp.	48,800	532,408
Old National Bancorp	8,110	162,362
Susquehanna Bancshares, Inc.	28,700	560,224
Whitney Holding Corp.	6,300	152,775
		3,153,717
Consumer Finance — 0.3%
Advance America Cash Advance Centers, Inc.	57,700	172,523

Insurance — 6.3%
American Equity Investment Life Holding Co.	64,100	480,750
American Financial Group, Inc.	24,700	728,650
Delphi Financial Group, Inc.	20,950	587,438
Infinity Property & Casualty Corp.	13,200	543,840
RLI Corp.	10,300	639,527
Zenith National Insurance Corp.	17,500	641,200
		3,621,405
Real Estate Investment Trusts (REITs) — 8.2%
CBL & Associates Properties, Inc. REIT	27,300	548,184
Equity One, Inc. REIT	30,100	616,749
First Industrial Realty Trust, Inc. REIT	18,900	542,052
Healthcare Realty Trust, Inc. REIT	22,300	650,045
HRPT Properties Trust REIT	75,500	520,195
Nationwide Health Properties, Inc. REIT	17,000	611,660
Potlatch Corp. REIT	11,937	553,758

Sovran Self Storage, Inc. REIT	14,800	661,412
		4,704,055
Thrifts & Mortgage Finance — 1.0%
Washington Federal, Inc.	32,420	598,149
Total Financials		12,249,849

Health Care — 4.1%
Health Care Equipment & Supplies — 2.8%
Invacare Corp.	29,300	707,302
Teleflex, Inc.	2,800	177,772
West Pharmaceutical Services, Inc.	14,900	727,418
		1,612,492
Health Care Providers & Services — 1.3%
Owens & Minor, Inc.	15,400	746,900
Total Health Care		2,359,392

Industrials — 18.4%
Aerospace & Defense — 0.7%
DRS Technologies, Inc.	5,600	429,800

Airlines — 0.7%
Skywest, Inc.	25,800	412,284

Building Products — 1.1%
Lennox International, Inc.	16,100	535,647
Simpson Manufacturing Co., Inc.	4,600	124,614
		660,261
Commercial Services & Supplies — 1.4%
Ennis, Inc.	35,500	548,830
Steelcase, Inc. (Class A)	22,300	239,725
		788,555
Construction & Engineering — 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	26,900	517,556
Granite Construction, Inc.	15,900	569,538
KBR, Inc.	300	4,581
		1,091,675
Electrical Equipment — 2.3%
Acuity Brands, Inc.	15,800	659,808
Belden, Inc.	3,400	108,086
Regal-Beloit Corp.	13,500	574,020
		1,341,914
Machinery — 6.6%
Albany International Corp.	18,200	497,406
Barnes Group, Inc.	26,900	543,918
Crane Co.	17,700	525,867
Harsco Corp.	13,500	502,065
Kennametal, Inc.	22,100	599,352
Lincoln Electric Holdings, Inc.	9,600	617,376
Mueller Industries, Inc.	21,400	492,414
		3,778,398
Marine — 0.6%
Genco Shipping & Trading Ltd.	10,500	349,020

Professional Services — 1.0%
Kelly Services, Inc. (Class A)	28,779	548,240

Road & Rail — 1.0%
Arkansas Best Corp.	16,700	562,623

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	24,200	651,706
Total Industrials		10,614,476

Information Technology — 2.0%
Electronic Equipment & Instruments — 2.0%
AVX Corp.	62,000	631,780
Technitrol, Inc.	36,700	542,793
Total Information Technology		1,174,573

Materials — 10.9%
Chemicals — 5.1%
Innophos Holdings, Inc.	24,200	589,996
Lubrizol Corp.	13,500	582,390
Methanex Corp.	27,300	542,997
RPM International, Inc.	34,100	659,494
Sensient Technologies Corp.	20,400	573,852
		2,948,729
Containers & Packaging — 1.1%
Silgan Holdings, Inc.	12,500	638,625

Metals & Mining — 4.7%
Carpenter Technology Corp.	14,100	361,665
Commercial Metals Co.	34,000	574,260
Iamgold Corp.	101,300	569,306
Royal Gold, Inc.	20,100	722,796
Titanium Metals Corp.	40,800	462,672
		2,690,699
Total Materials		6,278,053

Utilities — 12.6%
Electric Utilities — 2.5%
Cleco Corp.	26,900	679,225
Westar Energy, Inc.	32,200	741,888
		1,421,113
Gas Utilities — 7.8%
AGL Resources, Inc.	19,100	599,358
Atmos Energy Corp.	27,400	729,388
Energen Corp.	13,600	615,808
National Fuel Gas Co.	13,600	573,648
Southwest Gas Corp.	21,700	656,642
UGI Corp.	27,800	716,684
WGL Holdings, Inc.	19,000	616,550
		4,508,078

Multi-Utilities — 2.3%
OGE Energy Corp.	22,800	704,064
Vectren Corp.	23,400	651,690
		1,355,754
Total Utilities		7,284,945

Total Common Stocks (Cost—$57,416,792)		55,908,715

	Principal Amount
Short-Term Securities — 2.8%
Repurchase Agreement ** — 2.8%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $1,612,518 (Cost—$1,612,457)	$1,612,457	1,612,457

Total Investments — 99.8% (Cost $59,029,249)		57,521,172
Other Assets Less Liabilities — 0.2%		88,216
Net Assets — 100.0%		$57,609,388

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.3%
Consumer Discretionary — 15.5%
Distributors — 1.0%
LKQ Corp. *	16,400	$278,308

Diversified Consumer Services — 1.6%
K12, Inc. *	5,550	147,075
thinkorswim Group, Inc.*	38,954	324,487
		471,562
Hotels, Restaurants & Leisure — 2.7%
Bally Technologies, Inc. *	13,550	410,294
California Pizza Kitchen, Inc. *	28,600	368,082
		778,376
Leisure Equipment & Products — 0.8%
Pool Corp.	9,400	219,302

Media — 0.7%
Morningstar, Inc. *	3,900	216,333

Specialty Retail — 4.6%
Finish Line (The) (Class A)	43,000	429,570
Pacific Sunwear Of California *	62,350	419,615
Ulta Salon Cosmetics & Fragrance, Inc. *	35,650	473,432
		1,322,617
Textiles, Apparel & Luxury Goods — 4.1%
Deckers Outdoor Corp. *	4,000	416,320
Iconix Brand Group, Inc. *	40,050	523,854
True Religion Apparel, Inc. *	8,900	230,065
		1,170,239
Total Consumer Discretionary		4,456,737

Consumer Staples — 0.6%
Food & Staples Retailing — 0.6%
Susser Holdings Corp. *	12,038	181,292

Energy — 8.0%
Energy Equipment & Services — 2.7%
Exterran Holdings, Inc.*	4,050	129,438
Hornbeck Offshore Services, Inc. *	6,743	260,415
Oceaneering International, Inc. *	7,300	389,236
		779,089
Oil, Gas & Consumable Fuels — 5.3%
Cabot Oil & Gas Corp.	10,500	379,470
Comstock Resources, Inc. *	6,550	327,827
Concho Resources, Inc. *	8,750	241,588
Penn Virginia Corp.	10,900	582,496
		1,531,381
Total Energy		2,310,470

Financials — 7.4%
Capital Markets — 2.8%
Affiliated Managers Group, Inc. *	2,900	240,265
Calamos Asset Management, Inc. (Class A)	18,300	327,936
Investment Technology Group, Inc. *	8,050	244,962
		813,163

Diversified Financial Services — 1.2%
MSCI, Inc. (Class A) *	14,500	348,000

Insurance — 2.4%
Castlepoint Holdings Ltd.	18,800	209,244
HCC Insurance Holdings, Inc.	5,700	153,900
ProAssurance Corp. *	5,700	319,200
		682,344
Thrifts & Mortgage Finance — 1.0%
WSFS Financial Corp.	4,900	294,000
Total Financials		2,137,507

Health Care — 28.2%
Biotechnology — 5.2%
Alexion Pharmaceuticals, Inc. *	5,300	208,290
BioMarin Pharmaceticals, Inc. *	14,250	377,482
Halozyme Therapeutics, Inc. *	30,950	227,173
Myriad Genetics, Inc. *	7,250	470,380
Theravance, Inc. *	16,750	208,705
		1,492,030
Health Care Equipment & Supplies — 7.7%
Hologic, Inc. *	17,100	330,543
Insulet Corp. *	20,000	278,400
Masimo Corp.*	9,700	360,840
Meridian Bioscience, Inc.	18,650	541,596
Thoratec Corp. *	27,350	717,937
		2,229,316
Health Care Providers & Services — 4.4%
Genoptix, Inc. *	3,650	119,246
Gentiva Health Services, Inc. *	20,350	548,229
Healthways, Inc. *	8,400	135,492
Psychiatric Solutions, Inc. *	12,400	470,580
		1,273,547
Health Care Technology — 3.4%
MedAssets, Inc. *	32,310	555,732
Omnicell, Inc. *	31,450	413,568
		969,300
Life Sciences Tools & Services — 6.2%
Bruker Corp *	10,700	142,631
Enzo Biochem, Inc.*	45,925	504,256
Exelixis, Inc. *	20,450	124,336
Icon plc, ADR *	12,700	485,775
Illumina, Inc. *	8,800	356,664
Medivation, Inc.*	6,450	170,667
		1,784,329
Pharmaceuticals — 1.3%
Sucampo Pharmaceuticals, Inc., (Class A) *	24,000	204,720
Viropharma, Inc. *	13,150	172,528
		377,248
Total Health Care		8,125,770

Industrials — 13.5%
Aerospace & Defense — 1.2%
Heico Corp.	10,150	333,123

Air Freight & Logistics — 1.3%
Hub Group , Inc. *	4,850	182,603
UTi Worldwide, Inc.	11,150	189,773
		372,376

Commercial Services & Supplies — 1.9%
Geo Group, Inc. (The) *	14,500	293,045
Waste Connections, Inc. *	7,400	253,820
		546,865
Electrical Equipment — 2.9%
EnerSys *	9,800	193,158
General Cable Corp. *	5,500	195,965
GT Solar International, Inc. *	15,200	164,920
Powell Industries, Inc. *	7,050	287,710
		841,753
Machinery — 3.4%
Bucyrus International, Inc.	3,900	174,252
Graco, Inc.	6,700	238,587
Kaydon Corp.	4,961	223,543
Wabtec Corp.	6,850	350,925
		987,307
Professional Services — 1.5%
FTI Consulting, Inc. *	6,150	444,276

Road & Rail — 0.6%
Old Dominion Freight Line, Inc. *	6,100	172,874

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc. *	12,500	195,250
Total Industrials		3,893,824

Information Technology — 22.9%
Communications Equipment — 3.2%
Neutral Tandem, Inc. *	23,100	428,274
Viasat, Inc. *	20,400	481,032
		909,306
Computers & Peripherals — 1.0%
Data Domain, Inc. *	7,250	161,458
Synaptics, Inc. *	4,200	126,924
		288,382
Electronic Equipment & Instruments — 1.9%
Flir Systems, Inc. *	8,600	330,412
IPG Photonics Corp. *	10,650	207,781
		538,193
Internet Software & Services — 4.4%
Art Technology Group, Inc. *	92,350	325,072
Bankrate, Inc. *	4,750	184,823
DealerTrack Holdings, Inc. *	11,400	191,976
Digital River, Inc.*	5,100	165,240
Switch & Data Facilities Co., Inc. *	32,030	398,773
		1,265,884
IT Services — 2.0%
Syntel, Inc.	12,150	297,675
VeriFone Holdings, Inc. *	17,300	286,142
		583,817
Semiconductors & Semiconductor Equipment — 3.8%
Hittite Microwave Corp. *	7,950	267,120
Microsemi Corp.*	19,500	496,860
Tessera Technologies, Inc. *	9,550	156,047
Varian Semiconductor Equipment Associates, Inc. *	6,550	164,536
		1,084,563
Software — 6.6%
Ansys, Inc. *	9,850	373,020
Blackboard, Inc. *	14,250	574,132
NetSuite, Inc. *	13,700	246,874
Nuance Communications, Inc.*	34,600	421,774

Taleo Corp. (Class A) *	14,500	288,405
		1,904,205
Total Information Technology		6,574,350

Materials — 2.4%
Chemicals — 0.9%
Innospec, Inc.	20,550	247,833

Construction Materials — 0.7%
Eagle Materials, Inc.	9,150	204,686

Metals & Mining — 0.8%
Century Aluminum Co. *	8,103	224,372
Total Materials		676,891

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
Cbeyond, Inc.*	15,900	228,801

Total Common Stocks (Cost—$30,700,991)		28,585,642

	Principal Amount
Short-Term Securities — 0.3%
Discount Note — 0.3%
Federal Home Loan Bank, 0.10%, due 10/01/08 ***
(Cost—$106,000)	$106,000	106,000

Total Investments — 99.6% (Cost $30,806,991)		28,691,642
Other Assets Less Liabilities — 0.4%		104,011
Net Assets — 100.0%		$28,795,653

* Non-income producing security.
*** Zero coupon security-rate disclosed is yield as of September 30, 2008.
Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.3%
Consumer Discretionary — 9.8%
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc. *	11,500	$137,310
Chipotle Mexican Grill, Inc. (Class A) *	800	44,392
Texas Roadhouse, Inc. (Class A) *	24,700	222,053
Wynn Resorts Ltd.	1,200	97,968
		501,723
Media — 1.0%
RHI Entertainment, Inc.	17,200	256,280

Specialty Retail — 4.9%
Aeropostale, Inc. *	13,800	443,118
Dick’s Sporting Goods, Inc. *	3,300	64,614
Gymboree Corp. *	7,100	252,050
J. Crew Group, Inc. *	2,400	68,568
Penske Motorsports, Inc.	10,700	122,729
Tractor Supply Co. *	3,500	147,175
Ulta Salon Cosmetics & Fragrance, Inc. *	13,900	184,592
		1,282,846
Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc. *	16,500	379,995
Under Armour, Inc. (Class A) *	4,100	130,216
		510,211
Total Consumer Discretionary		2,551,060

Energy — 8.8%
Energy Equipment & Services — 8.1%
Atwood Oceanics, Inc. *	6,900	251,160
CARBO Ceramics, Inc.	9,350	482,554
Core Laboratories NV	4,600	466,072
ION Geophysical Corp. *	28,300	401,577
North American Energy Partners, Inc. *	19,300	200,141
T-3 Energy Services, Inc. *	4,800	178,176
Tesco Corp. *	5,800	121,452
		2,101,132
Oil, Gas & Consumable Fuels — 0.7%
Parallel Petroleum Corp. *	19,300	181,806
Total Energy		2,282,938

Financials — 4.6%
Capital Markets — 2.2%
Investment Technology Group, Inc. *	8,600	261,698
Waddell & Reed Financial, Inc.	12,000	297,000
		558,698
Consumer Finance — 1.0%
Cardtronics, Inc. *	34,400	270,384

Insurance — 1.4%
Hanover Insurance Group, Inc. (The)	7,800	355,056
Total Financials		1,184,138

Health Care — 28.8%
Biotechnology — 16.4%
Abraxis Bioscience, Inc. *	10,000	689,600
Acadia Pharmaceuticals, Inc. *	43,100	115,508
Celera Corp. *	10,400	160,680
Cepheid, Inc. *	7,400	102,342
Cougar Biotechnology, Inc. *	7,300	243,747

Medarex, Inc.*	83,400	539,598
Omrix Biopharmaceuticals, Inc. *	5,400	96,876
OSI Pharmaceuticals, Inc. *	15,100	744,279
Regeneron Pharmaceutical, Inc. *	9,300	203,019
United Therapeutics Corp. *	11,200	1,177,904
Zymogenetics, Inc. *	25,300	168,498
		4,242,051
Health Care Equipment & Supplies — 3.2%
Align Technology, Inc. *	22,100	239,343
Syneron Medical Ltd. *	15,400	219,450
Wright Medical Group, Inc. *	12,500	380,500
		839,293
Health Care Providers & Services — 1.8%
Emergency Medical Services Corp. *	15,600	466,128

Life Sciences Tools & Services — 1.3%
Affymetrix, Inc. *	27,400	212,076
AMAG Pharmaceuticals, Inc. *	3,600	139,428
		351,504
Pharmaceuticals — 6.1%
Biodel, Inc. *	9,200	30,820
Caraco Pharmaceutical Laboratories, Ltd. *	7,000	87,570
Cardiome Pharma Corp. *	16,700	126,920
Par Pharmaceutical Cos., Inc. *	12,200	149,938
Perrigo Co.	12,000	461,520
Sepracor, Inc. *	39,200	717,752
		1,574,520
Total Health Care		7,473,496

Industrials — 15.1%
Aerospace & Defense — 1.2%
Hexcel Corp. *	22,100	302,549

Commercial Services & Supplies — 3.2%
Cenveo, Inc. *	34,200	262,998
EnergySolutions, Inc.	18,100	181,000
Geo Group, Inc. (The) *	19,000	383,990
		827,988
Machinery — 7.5%
Bucyrus International, Inc.	8,100	361,908
Colfax Corp. *	11,100	185,481
Dynamic Materials Corp.	14,400	334,224
Kaydon Corp.	7,600	342,456
Middleby Corp. *	6,400	347,584
Titan Machinery, Inc. *	18,300	380,823
		1,952,476
Road & Rail — 3.2%
J.B. Hunt Transport Services, Inc.	17,600	587,312
Knight Transportation, Inc.	15,000	254,550
		841,862
Total Industrials		3,924,875

Information Technology — 29.0%
Communications Equipment — 3.8%
Blue Coat Systems, Inc. *	17,000	241,230
F5 Networks, Inc. *	19,700	460,586
Polycom, Inc. *	12,000	277,560
		979,376
Computers & Peripherals — 2.6%
Data Domain, Inc. *	30,800	685,916

Electronic Equipment & Instruments — 2.6%
Itron, Inc. *	4,400	389,532
Mettler Toledo International, Inc. *	2,800	274,400
		663,932

Internet Software & Services — 5.7%
Ariba, Inc. *	40,100	566,613
Art Technology Group, Inc. *	70,600	248,512
Omniture, Inc.*	22,400	411,264
Vocus, Inc. *	7,000	237,720
		1,464,109
Semiconductors & Semiconductor Equipment — 6.9%
Atheros Communications, Inc. *	19,400	457,452
Cavium Networks, Inc. *	31,800	447,744
Microsemi Corp. *	22,300	568,204
Triquint Semiconductor, Inc. *	64,800	310,392
		1,783,792
Software — 7.4%
Ansys, Inc. *	15,100	571,837
Concur Technologies, Inc. *	13,600	520,336
Salesforce.com, Inc. *	4,400	212,960
Solera Holdings, Inc. *	21,700	623,224
		1,928,357
Total Information Technology		7,505,482

Materials — 1.2%
Metals & Mining — 1.2%
Haynes International, Inc. *	6,700	313,761

Total Common Stocks (Cost—$27,801,998)		25,235,750

	Principal
	Amount
Short-Term Securities — 3.7%
Repurchase Agreement ** — 3.7%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $951,856 (Cost—$951,820)	$951,820	951,820

Total Investments — 101.0% (Cost $28,753,818)		26,187,570
Liabilities in Excess of Other Assets — (1.0)%		(257,040)
Net Assets — 100.0%		$25,930,530

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2008 (Unaudited)	(in U.S. dollars)

	S&P Rating	Principal Amount	Value
Fixed Income Investments — 94.1%
Consumer Discretionary — 10.0%
Apparel, Accessories & Luxury Goods — 0.2%
Levi Strauss & Co.
8.88% due 04/01/16	B+	$25,000	$20,000

Auto Components — 0.8%
Cooper-Standard Automotive, Inc.
8.38% due 12/15/14	CCC+	75,000	47,250
Lear Corp.
8.75% due 12/01/16	B	25,000	17,374
Stanadyne Corp.
10.00% due 08/15/14	B-	25,000	23,250
			87,874
Automobiles — 0.7%
Ford Capital BV
9.50% due 06/01/10	CCC	50,000	35,250
General Motors Corp.
7.20% due 01/15/11	B-	50,000	29,374
8.38% due 07/15/33	B-	25,000	10,000
			74,624
Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp.
7.13% due 02/01/16	BB	50,000	34,624
Gaylord Entertainment Co.
8.00% due 11/15/13	B+	50,000	43,500
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B-	50,000	33,500
Scientific Games Corp.
6.25% due 12/15/12	BB-	75,000	72,375
Turning Stone Resort Casino Enterprise
9.13% due 09/15/14 (c)	B+	50,000	45,500
			229,499
Internet & Catalog Retail — 0.2%
Expedia, Inc.
8.50% due 07/01/16 (c)	BB	25,000	22,499

Leisure Equipment & Products — 0.5%
Mattel, Inc.
5.63% due 03/15/13	BBB-	50,000	49,771

Media — 4.7%
Affinion Group, Inc.
11.50% due 10/15/15	B-	50,000	46,500
Allbritton Communications Co.
7.75% due 12/15/12	B+	75,000	64,124
CCH I Holdings LLC
11.00% due 10/01/15	CCC	134,000	88,440
11.75% due 05/15/14 (a)	CCC	50,000	19,250
Echostar DBS Corp.
7.13% due 02/01/16	BB-	25,000	20,062
Idearc, Inc.
8.00% due 11/15/16	B-	100,000	27,250
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B+	35,000	29,050
Lamar Media Corp.
6.63% due 08/15/15	BB-	25,000	20,687

Mediacom LLC\Mediacom Capital Corp.
9.50% due 01/15/13	B-	50,000	44,750
Omnicom Group, Inc.
0.00% due 07/01/38 (b)(d)	A-	35,000	31,893
RH Donnelley Corp.
8.88% due 01/15/16	B-	25,000	8,500
Sinclair Broadcast Group, Inc.
6.00% due 09/15/12 (b)	NR†	100,000	85,125
Univision Communications, Inc.
9.75% due 03/15/15 (c) PIK	CCC	25,000	11,625
			497,256
Specialty Retail — 0.2%
Brookstone Co., Inc.
12.00% due 10/15/12	B	25,000	20,250

Textiles, Apparel & Luxury Goods — 0.6%
INVISTA
9.25% due 05/01/12 (c)	BB	65,000	63,862
Total Consumer Discretionary			1,065,635

Consumer Staples — 4.0%
Beverages — 0.8%
Constellation Brands, Inc.
7.25% due 05/15/17	BB-	25,000	23,000
Molson Coors Brewing Co.
2.50% due 07/30/13 (b)	BBB	60,000	64,875
			87,875
Food & Staples Retailing — 1.0%
Stater Brothers Holdings
8.13% due 06/15/12	B+	55,000	53,900
SUPERVALU, Inc.
7.50% due 11/15/14	B+	50,000	48,500
			102,400
Food Products — 1.2%
Archer Daniels Midland Co.
0.88% due 02/15/14 (b)	A	50,000	40,438
Dole Food Co., Inc.
8.75% due 07/15/13	B-	50,000	44,000
General Mills, Inc.
5.20% due 03/17/15	BBB+	25,000	23,988
Kellogg Co.
4.25% due 03/06/13	BBB+	25,000	24,119
			132,545
Personal Products — 0.9%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B+	100,000	91,000

Retailing — 0.1%
Harry & David Operations Corp.
9.00% due 03/01/13	CCC+	25,000	12,625
Total Consumer Staples			426,445

Energy — 11.9%
Energy Equipment & Services — 3.5%
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	89,500
Cameron International Corp.
6.38% due 07/15/18	BBB+	20,000	18,679
Cie Generale de Geophysique-Veritas
7.75% due 05/15/17	BB	25,000	23,750
Complete Production Services, Inc.
8.00% due 12/15/16	BB-	25,000	23,750

Dresser-Rand Group, Inc.
7.38% due 11/01/14	BB-	47,000	43,710
Hanover Compressor Co.
4.75% due 01/15/14 (b)	BB	20,000	18,775
Hornbeck Offshore Services, Inc.
6.13% due 12/01/14	BB-	70,000	63,875
Key Energy Services, Inc.
8.38% due 12/01/14	BB-	25,000	24,000
National-Oilwell, Inc.
6.13% due 08/15/15	BBB+	25,000	24,398
Pride International, Inc.
7.38% due 07/15/14	BB+	50,000	47,750
			378,187
Oil, Gas & Consumable Fuels — 8.4%
Chesapeake Energy Corp.
6.25% due 01/15/18	BB	50,000	42,750
7.00% due 08/15/14	BB	60,000	56,100
Cimarex Energy Co.
7.13% due 05/01/17	BB	75,000	69,000
Colorado Interstate Gas Co.
6.80% due 11/15/15	BB	22,000	20,842
El Paso Corp.
7.25% due 06/01/18	BB-	25,000	23,250
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.75% due 05/01/14	B+	40,000	32,600
Forest Oil Corp.
7.25% due 06/15/19	B+	50,000	42,750
7.25% due 06/15/19 (c)	B+	25,000	21,375
Inergy LP/Inergy Finance Escrow Corp.
8.25% due 03/01/16	B+	50,000	46,000
KCS Energy, Inc.
7.13% due 04/01/12	B	50,000	44,000
Kerr-McGee Corp.
6.95% due 07/01/24	BBB-	35,000	33,085
Newfield Exploration Co.
7.13% due 05/15/18	BB-	25,000	21,750
Northwest Pipeline GP
6.05% due 06/15/18	BBB-e	25,000	24,496
7.00% due 06/15/16	BBB-	50,000	49,627
Peabody Energy Corp.
7.38% due 11/01/16	BB+	25,000	24,000
Quicksilver Resources, Inc.
1.88% due 11/01/24 (b)	NR†	25,000	35,063
7.13% due 04/01/16	B	50,000	40,750
8.25% due 08/01/15	B	50,000	45,750
Range Resources Corp.
7.25% due 05/01/18	BB	25,000	23,625
7.38% due 07/15/13	BB	25,000	24,125
Tennessee Gas Pipeline Co.
7.50% due 04/01/17	BB	40,000	38,963
Tesoro Corp.
6.25% due 11/01/12	BB+	25,000	21,875
6.50% due 06/01/17	BB+	25,000	20,000
Verasun Energy Corp.
9.38% due 06/01/17	CCC	50,000	19,750
Williams Cos., Inc.
7.88% due 09/01/21	BB+	50,000	50,000
Williams Partners LP/Williams Partners Finance Corp.
7.25% due 02/01/17	BBB-	25,000	23,250
			894,776
Total Energy			1,272,963

Financials — 5.9%
Capital Markets — 0.2%
Lehman Brothers Holdings, Inc.
2.00% due 12/31/12 (b)(c)(f)	NR†	30,000	3,900
12.12% due 09/11/09 (b)(f)	NR†	1,000	2,442
Morgan Stanley
4.00% due 01/15/10	A+	25,000	20,500
			26,842
Consumer Finance — 0.7%
American Express Credit Corp.
7.30% due 08/20/13	A+e	50,000	48,226
GMAC LLC
7.25% due 03/02/11	B-	50,000	23,649
			71,875
Diversified Financial Services — 4.1%
Axcan Intermediate Holdings, Inc. (c)
12.75% due 03/01/16	B-	25,000	24,750
Bunge NA Finance LP
5.90% due 04/01/17	BBB-	25,000	21,586
CIT Group, Inc.
5.20% due 11/03/10	A-	50,000	33,620
Countrywide Home Loans, Inc.
5.63% due 07/15/09	AA	25,000	23,643
Ford Motor Credit Co.
7.25% due 10/25/11	B-	100,000	63,589
General Electric Capital Corp.
4.80% due 05/01/13	AAA	25,000	22,803
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co
8.50% due 04/01/15	B-	50,000	45,750
Hughes Network Systems LLC/HNS Finance Corp.
9.50% due 04/15/14	B	25,000	24,250
J.P. Morgan Chase & Co.
6.00% due 01/15/18	AA-	50,000	45,594
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	94,000
Snoqualmie Entertainment Authority
9.13% due 02/01/15 (c)	B	50,000	36,125
			435,710
Insurance — 0.9%
American International Group, Inc.
8.25% due 08/15/18 (c)	AA-e	100,000	58,097
MetLife, Inc.
5.00% due 06/15/15	A	25,000	22,805
USI Holdings Corp.
6.68% due 11/15/14 (c)(e)	CCC	25,000	19,000
			99,902

Thrifts & Mortgage Finance — 0.0%
Washington Mutual Bank NV
6.88% due 06/15/11 (f)	D	50,000	63
Total Financials			634,392

Health Care — 9.1%
Biotechnology — 2.2%
Biomarin Pharmacetical, Inc.
2.50% due 03/29/13 (b)	CCC	20,000	34,375
Biomet, Inc.
10.00% due 10/15/17	B-	75,000	76,500
Genzyme Corp.
1.25% due 12/01/23 (b)	BBB+	50,000	57,750
Gilead Sciences, Inc.
0.63% due 05/01/13 (b)	NR†	50,000	63,375
			232,000

Health Care Equipment & Supplies — 0.6%
Advanced Medical Optics, Inc.
7.50% due 05/01/17	B-	50,000	43,500
Baxter International, Inc.
5.38% due 06/01/18	A+	25,000	23,900
			67,400
Health Care Providers & Services — 3.1%
Community Health Systems, Inc.
8.88% due 07/15/15	B	50,000	47,500
DaVita, Inc.
7.25% due 03/15/15	B	75,000	71,250
HCA, Inc.
9.13% due 11/15/14	BB-	50,000	48,625
Select Medical Corp.
7.63% due 02/01/15	CCC+	25,000	20,250
Sun Healthcare Group, Inc.
9.13% due 04/15/15	CCC+	50,000	47,750
United Surgical Partners International, Inc.
8.88% due 05/01/17	CCC+	50,000	42,000
Vanguard Health Holding Co. II LLC
9.00% due 10/01/14	CCC+	50,000	48,250
			325,625
Health Care Supplies — 0.2%
VWR Funding, Inc.
10.25% due 07/15/15 PIK	B-	25,000	21,875

Life Sciences Tools & Services — 1.1%
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB+	75,000	69,750
Millipore Corp.
3.75% due 06/01/26 (b)	BB-	50,000	47,313
			117,063
Pharmaceuticals — 1.9%
Alza Corp.
0.00% due 07/28/20 (b)(d)	AAA	75,000	72,000
Teva Pharmaceutical Finance Co. BV
1.75% due 02/01/26 (b)	BBB+	50,000	55,813
Warner Chilcott Corp.
8.75% due 02/01/15	B-	32,000	31,520
Wyeth
2.62% due 01/15/24 (b)(e)	A+	50,000	48,615
			207,948
Total Health Care			971,911

Industrials — 10.7%
Aerospace & Defense — 1.8%
DRS Technologies, Inc.
6.88% due 11/01/13	B	50,000	49,500
Esterline Technologies Corp.
6.63% due 03/01/17	BB	25,000	23,750
Honeywell International, Inc.
5.30% due 03/01/18	A	50,000	47,062
L-3 Communications Corp.
6.38% due 10/15/15	BB+	25,000	23,000
L-3 Communications Holdings, Inc.
3.00% due 08/01/35 (b)	BB+	50,000	54,563
			197,875
Commercial Services & Supplies — 2.6%
Aleris International, Inc.
10.00% due 12/15/16	B-	45,000	27,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.63% due 05/15/14	B+	100,000	63,250
CRA International, Inc.
2.88% due 06/15/34 (b)	NR†	45,000	40,725

Deluxe Corp.
7.38% due 06/01/15	BB-	50,000	42,500
Hertz Corp.
8.88% due 01/01/14	BB-	50,000	43,125
RSC Equipment Rental, Inc.
9.50% due 12/01/14	B-	50,000	37,875
United Rentals North America, Inc.
7.75% due 11/15/13	B	25,000	19,063
			274,438
Construction & Engineering — 0.2%
MasTec, Inc.
7.63% due 02/01/17	B+	25,000	21,125

Electrical Equipment — 3.1%
Baldor Electric Co.
8.63% due 02/15/17	B	75,000	71,625
Belden, Inc.
7.00% due 03/15/17	BB-	50,000	44,500
Emerson Electric Co.
5.25% due 10/15/18	A	100,000	95,274
Evergreen Solar, Inc.
4.00% due 07/15/13 (b)	NR†	20,000	11,325
Fisher Scientific International, Inc.
3.25% due 03/01/24 (b)	BBB	25,000	36,563
Roper Industries, Inc.
1.48% due 01/15/34 (a)(b)	BB+	100,000	68,375
			327,662
Industrial Conglomerates — 0.8%
Park-Ohio Industries, Inc.
8.38% due 11/15/14	B-	50,000	39,625
RBS Global, Inc. and Rexnord Corp.
9.50% due 08/01/14	B-	50,000	47,000
			86,625
Machinery — 0.7%
Actuant Corp.
6.88% due 06/15/17	BB-	25,000	23,875
Gardner Denver, Inc.
8.00% due 05/01/13	BB-	50,000	48,500
			72,375
Professional Services — 1.1%
FTI Consulting, Inc.
3.75% due 07/15/12 (b)	B+	30,000	73,313
7.75% due 10/01/16	BB-	50,000	50,813
			124,126
Road & Rail — 0.4%
Ashtead Capital, Inc.
9.00% due 08/15/16 (c)	B	25,000	21,500
Canadian National Railway Co.
4.95% due 01/15/14	A-	20,000	19,361
			40,861
Total Industrials			1,145,087

Information Technology — 3.3%
Computers & Peripherals — 0.3%
EMC Corp.
1.75% due 12/01/11 (b)	A-	25,000	24,781

Internet Software & Services — 0.4%
Equinix, Inc.
2.50% due 04/15/12 (b)	B-	50,000	43,313

IT Services — 0.8%
Ceridian Corp. (c)
11.25% due 11/15/15	CCC+	25,000	20,625

SunGard Data Systems, Inc.
9.13% due 08/15/13	B	75,000	67,500
			88,125
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.
7.75% due 11/01/12	B	50,000	38,500
Freescale Semiconductor, Inc.
8.88% due 12/15/14	B-	25,000	17,250
Intel Corp.
2.95% due 12/15/35 (b)	A-	25,000	21,844
			77,594
Software — 1.1%
Serena Software, Inc.
10.38% due 03/15/16	CCC+	25,000	22,000
Symantec Corp.
0.75% due 06/15/11 (b)	NR†	50,000	55,313
Vangent, Inc.
9.63% due 02/15/15	B-	50,000	40,750
			118,063
Total Information Technology			351,876

Materials — 7.8%
Chemicals — 2.7%
Airgas, Inc. (c)
7.13% due 10/01/18	BB+	25,000	24,375
Equistar Chemicals LP
7.55% due 02/15/26	B	25,000	15,000
Hercules, Inc.
6.75% due 10/15/29	BB+	125,000	123,750
Huntsman LLC
11.50% due 07/15/12	B+	27,000	27,540
MacDermid, Inc.
9.50% due 04/15/17 (c)	CCC+	25,000	21,000
Mosaic Global Holdings, Inc.
7.30% due 01/15/28	BBB-	50,000	48,891
Rockwood Specialties Group, Inc.
7.50% due 11/15/14	BB-	30,000	28,500
			289,056
Containers & Packaging — 2.5%
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	113,250
Graphic Packaging International Corp.
9.50% due 08/15/13	B-	75,000	67,875
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13	B-	65,000	52,650
Vitro SAB de CV
9.13% due 02/01/17	B	50,000	32,500
			266,275
Metals & Mining — 1.4%
Allegheny Ludlum Corp.
6.95% due 12/15/25	BBB-	25,000	23,451
Freeport-McMoran Copper & Gold, Inc.
8.25% due 04/01/15	BBB-	50,000	49,125
Newmont Mining Corp.
1.25% due 07/15/14 (b)	BBB+	40,000	41,100
Noranda Aluminium Acquisition Corp.
6.83% due 05/15/15 (e)	B-	50,000	38,000
			151,676
Paper & Forest Products — 1.2%
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	115,000	106,375
International Paper Co.
7.95% due 06/15/18	BBB	25,000	24,565
			130,940
Total Materials			837,947

Telecommunication Services — 6.6%
Diversified Telecommunication Services — 5.2%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	100,000	87,000
Nordic Telephone Co. Holdings ApS
8.88% due 05/01/16 (c)	B+	100,000	91,000
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B+	200,000	193,500
Qwest Communications International, Inc.
3.50% due 11/15/25 (b)	B+	20,000	16,975
Sprint Capital Corp.
6.90% due 05/01/19	BB	50,000	38,750
8.38% due 03/15/12	BB	25,000	22,500
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	75,000	69,375
Windstream Corp.
7.00% due 03/15/19	BB	50,000	40,000
			559,100
Wireless Telecommunication Services — 1.4%
Centennial Communications Corp.
10.00% due 01/01/13	CCC+	50,000	47,875
Hellas Telecommunications Luxembourg II
8.54% due 01/15/15 (c)(e)	CCC+	25,000	15,125
iPCS, Inc.
6.05% due 05/01/14 PIK	CCC+	50,000	39,000
MetroPCS Wireless, Inc.
9.25% due 11/01/14	B	25,000	23,375
NII Holdings, Inc.
2.75% due 08/15/25 (b)	NR†	25,000	24,750
			150,125
Total Telecommunication Services			709,225

U.S. Government — 13.7%
U.S. Government Agencies — 13.7%
Federal Home Loan Mortgage Corp.
5.13% due 04/18/11	AAA	250,000	261,150
Federal National Mortgage Assn.
5.50% due 02/01/38	AAA	97,831	97,634
6.00% due 01/01/33	AAA	29,043	29,573
6.00% due 03/01/33	AAA	153,846	156,653
6.00% due 05/01/33	AAA	173,888	177,061
6.00% due 04/01/35	AAA	57,452	58,375
6.00% due 03/01/36	AAA	70,392	71,380
6.00% due 02/01/37	AAA	79,215	80,326
6.00% due 04/01/37	AAA	220,751	223,835
6.00% due 06/01/37	AAA	97,328	98,688
6.50% due 05/01/35	AAA	41,493	42,717
6.50% due 02/01/36	AAA	99,198	101,907
6.50% due 06/01/36	AAA	63,645	65,333
			1,464,632
U.S. Government Treasuries — 1.0%
U.S. Treasury Notes
4.00% due 09/30/09	AAA	100,000	102,047

Utilities — 10.1%
Electric Utilities — 5.7%
Commonwealth Edison Co.
5.80% due 03/15/18	BBB+	30,000	27,492
Duke Energy Carolinas LLC
5.38% due 01/01/09	A-	100,000	100,115

Edison Mission Energy
7.75% due 06/15/16	BB-	100,000	94,000
7.00% due 05/15/17	BB-	50,000	45,000
Nevada Power Co.
5.88% due 01/15/15	BBB	100,000	94,468
Nisource Finance Corp.
6.15% due 03/01/13	BBB-	20,000	19,358
Texas Competitive Electric Holdings Co. LLC
10.25% due 11/01/15 (c)	CCC	85,000	76,713
Virginia Electric & Power Co.
4.50% due 12/15/10	A-	150,000	148,956
			606,102
Gas Utilities — 1.5%
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
6.88% due 11/01/14	B+	30,000	27,000
8.50% due 07/15/16	B+	25,000	23,625
National Fuel & Gas Co.
6.50% due 04/15/18 (c)	BBB+	80,000	75,761
Panhandle Eastern Pipe Line
7.00% due 06/15/18	BBB-	30,000	28,334
			154,720
Independent Power Producers & Energy Traders — 2.1%
AES Corp. (The)
8.00% due 10/15/17	BB-	25,000	22,563
Mirant Americas Generation, Inc.
9.13% due 05/01/31	B-	100,000	77,000
Mirant North America LLC
7.38% due 12/31/13	B-	25,000	23,500
NRG Energy, Inc.
7.38% due 02/01/16	B	50,000	45,000
Reliant Resources, Inc.
6.75% due 12/15/14	BB+	25,000	21,375
7.88% due 06/15/17	BB-	50,000	37,000
			226,438
Multi-Utilities — 0.8%
Dynegy Holdings, Inc.
8.38% due 05/01/16	B	100,000	87,000
Total Utilities			1,074,260

Total Fixed Income Investments (Cost —$11,350,013)			10,056,420

	Shares
Convertible Preferred Stocks — 2.6%
Energy — 1.3%
Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp.	350	34,825
El Paso Corp.	50	51,688
Williams Cos., Inc.	500	54,594
Total Energy		141,107

Financials — 0.5%
Commercial Banks — 0.2%
Wachovia Corp.	50	19,250

Diversified Financial Services — 0.2%
Bank of America Corp.	25	20,875

Insurance — 0.1%
MetLife, Inc.	1,000	12,520

Thrifts & Mortgage Finance — 0.0%
Fannie Mae	500		1,220
Total Financials			53,865

Health Care — 0.2%
Pharmaceuticals — 0.2%
Mylan Labs, Inc.	30		23,550

Utilities — 0.6%
Multi-Utilities — 0.6%
CMS Energy Corp.	1,000		65,125

Total Convertible Preferred Stocks (Cost—$340,061)			283,647

Common Stocks — 0.1%
Financials — 0.0%
Insurance — 0.0%
MetLife, Inc. *	—	***	28

Utilities — 0.1%
Multi Utilities — 0.1%
PNM Resources, Inc.	1,000		10,240

Total Common Stocks (Cost—$26,588)			10,268

	Principal Amount
Short-Term Securities — 1.6%
Repurchase Agreement ** — 1.6%
Nomura Securities International, Inc., 1.37%, dated 09/30/08, due 10/01/08, total to be received $168,315 (Cost—$168,309)	$168,309	168,309

Total Investments — 98.4% (Cost $11,884,971)		10,518,644
Other Assets Less Liabilities — 1.6%		166,899
Net Assets — 100.0%		$10,685,543

†	Not rated by Standard & Poor’s Corporation.
*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

***	Amount is less than one share.
(a)	Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008.
(b)	Convertible bond.
(c)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Zero coupon security - rate disclosed is yield as of September 30, 2008.
(e)	Floating / Variable rate bond. Rate disclosed is as of September 30, 2008.
(f)	Security in default.

Glossary:
PIK—Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust

Notes to Schedules of Investments (Unaudited)

Valuation of investments—Portfolio securities are valued most often on the basis of market quotations. Equity securities and other investments listed on any US or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day. Securities of foreign issuers generally are valued on the basis of quotation from the primary market in which they are traded. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. Income-bearing securities with a maturity of 61 days or more are valued using dealer supplied quotations or prices supplied by qualified pricing services selected by J. P. Morgan Investor Services Co. (the “Administrator”) pursuant to procedures established by the Trust’s Board of Trustees. Short term debt securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates market value. Investments in other investment companies are valued at the daily closing net asset value of the respective investment company.

If quotations are not readily available for a security, or if the Adviser or Administrator believes that the quotation or other market price for a security does not represent its fair value, the Valuation Committee of the Adviser may value the security using procedures approved by the Trust’s Board of Trustees that are designed to establish its “fair” value (“valuation procedures”). While the valuation procedures may be used to value any security, most often they are used to establish the values of small capitalization securities, lower-rated securities or securities of foreign issuers. The Adviser relies on its valuation procedures the most in connection with securities of foreign issuers whose principal trading market is outside the U.S. and/or are non-dollar securities. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). From time to time, events occur that affect foreign issuers or securities after the close of trading in the securities but before the close of business on the NYSE. In these situations, the fair value of the security as determined by the Adviser using the valuation procedures may be different from the last available quotation or other market price. The valuation procedures for securities of foreign issuers and/or non-dollar securities will, in most cases, include consultation with an independent fair value pricing service. Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by the Adviser’s Valuation Committee under the valuation procedures for any security may vary from the last quoted sale price or the market close price, or from the value given to the same security by an independent pricing service, other financial institutions or investment managers or the Valuation Committee itself had it used a different methodology to value the security. The Trust and the Adviser cannot assure that a security can be sold at the fair value assigned to it at any time.

Furthermore, in addition to the fair valuation policies described above, and in accordance with procedures adopted by the board of trustees, the Roszel/JPMorgan International Equity Portfolio applies fair value pricing on a daily basis for equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that the use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Roszel/JPMorgan International Equity Portfolio calculates its net asset value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157, (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolios’ investments. These inputs are summarized into the three broad levels listed below:

•	Level 1 —	Quoted prices in active markets for identical securities.
•	Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 —	Significant unobservable inputs (including Portfolios’ own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolios’ investments carried at fair value:

Portfolios	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Roszel/Lord Abbett Large Cap Value Portfolio	$4,673,543	$4,591,095	$82,448	$—
Roszel/Davis Large Cap Value Portfolio	1,692,981	1,589,150	103,831	—
Roszel/BlackRock Equity Dividend Portfolio	3,240,860	3,192,471	48,389	—
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,346,552	1,304,997	41,555	—
Roszel/AllianceBernstein Large Cap Core Portfolio	595,231	592,739	2,492	—
Roszel/Loomis Sayles Large Cap Growth Portfolio	466,409	457,050	9,359	—
Roszel/Rittenhouse Large Cap Growth Portfolio	3,885,204	3,823,041	62,163	—
Roszel/Marsico Large Cap Growth Portfolio	66,157,789	56,242,299	9,915,490	—
Roszel/Allianz NFJ Mid Cap Value Portfolio	1,267,554	1,242,047	25,507	—
Roszel/Cadence Mid Cap Growth Portfolio	888,496	838,218	50,278	—
Roszel/NWQ Small Cap Value Portfolio	2,135,259	2,105,762	29,497	—
Roszel/Delaware Small-Mid Cap Growth Portfolio	1,066,677	1,017,416	49,261	—
Roszel/Lazard International Portfolio	2,683,701	2,543,606	140,095	—
Roszel/JPMorgan International Equity Portfolio	2,235,718	156,085	2,079,633	—
Roszel/Lord Abbett Government Securities Portfolio	8,589,484	—	8,589,484	—
Roszel/BlackRock Fixed-Income Portfolio	8,654,124	—	8,654,124	—
Roszel/Lord Abbett Affiliated Portfolio	53,279,078	48,052,015	5,227,063	—
Roszel/Allianz CCM Capital Appreciation Portfolio	126,923,819	123,746,858	3,176,961	—
Roszel/Lord Abbett Mid Cap Value Portfolio	47,609,102	46,327,428	1,281,674	—
Roszel/Seligman Mid Cap Growth Portfolio	17,046,844	15,714,557	1,332,287	—
Roszel/Allianz NFJ Small Cap Value Portfolio	57,521,172	55,908,715	1,612,457	—
Roszel/JPMorgan Small Cap Growth Portfolio	28,691,642	28,585,642	106,000	—
Roszel/Delaware Trend Portfolio	26,187,570	25,235,750	951,820	—
Roszel/Lord Abbett Bond Debenture Portfolio	10,518,644	54,288	10,464,356	—

At September 30, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

As of September 30, 2008, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolios	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$4,830,436	$353,355	$(510,248)	$(156,893)
Roszel/Davis Large Cap Value Portfolio	1,857,599	164,620	(329,238)	(164,618)
Roszel/BlackRock Equity Dividend Portfolio	3,504,756	190,497	(454,393)	(263,896)
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,384,629	113,756	(151,833)	(38,077)
Roszel/AllianceBernstein Large Cap Core Portfolio	689,361	16,575	(110,705)	(94,130)
Roszel/Loomis Sayles Large Cap Growth Portfolio	527,867	6,317	(67,775)	(61,458)
Roszel/Rittenhouse Large Cap Growth Portfolio	4,134,649	261,047	(510,492)	(249,445)
Roszel/Marsico Large Cap Growth Portfolio	67,983,204	4,689,746	(6,515,161)	(1,825,415)
Roszel/Allianz NFJ Mid Cap Value Portfolio	1,515,195	23,153	(270,794)	(247,641)
Roszel/Cadence Mid Cap Growth Portfolio	1,005,726	19,295	(136,525)	(117,230)
Roszel/NWQ Small Cap Value Portfolio	2,765,855	96,480	(729,039)	(632,559)
Roszel/Delaware Small-Mid Cap Growth Portfolio	1,103,015	137,962	(174,300)	(36,338)
Roszel/Lazard International Portfolio	3,021,408	71,224	(408,931)	(337,707)
Roszel/JPMorgan International Equity Portfolio	2,869,486	47,067	(680,835)	(633,768)
Roszel/Lord Abbett Government Securities Portfolio	8,501,344	115,685	(27,545)	88,140
Roszel/BlackRock Fixed-Income Portfolio	9,028,659	54,172	(428,707)	(374,535)
Roszel/Lord Abbett Affiliated Portfolio	56,832,066	2,384,838	(5,937,826)	(3,552,988)
Roszel/Allianz CCM Capital Appreciation Portfolio	141,248,520	3,223,848	(17,548,549)	(14,324,701)
Roszel/Lord Abbett Mid Cap Value Portfolio	60,277,686	1,441,591	(14,110,175)	(12,668,584)
Roszel/Seligman Mid Cap Growth Portfolio	20,184,251	279,846	(3,417,253)	(3,137,407)
Roszel/Allianz NFJ Small Cap Value Portfolio	59,029,249	6,133,187	(7,641,264)	(1,508,077)
Roszel/JPMorgan Small Cap Growth Portfolio	30,806,991	2,313,255	(4,428,604)	(2,115,349)
Roszel/Delaware Trend Portfolio	28,753,818	1,659,821	(4,226,069)	(2,566,248)
Roszel/Lord Abbett Bond Debenture Portfolio	11,884,971	130,537	(1,496,864)	(1,366,327)

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler
Deborah J. Adler
President
November 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Deborah J. Adler
Deborah J. Adler
President
November 12, 2008

By:	/s/ Ann Strootman
Ann Strootman
Treasurer and Chief Financial Officer
November 12, 2008